UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:	April 30
Date of reporting period:	July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

HIGH-YIELD MUNICIPAL INDEX ETF
SCHEDULE OF INVESTMENTS
July 31, 2010 (unaudited)

Principal Amount	Value
MUNICIPAL BONDS: 98.9%
Arizona: 1.2%
$1,000,000	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series A (RB)
	5.50%, 07/01/26 (A)	$930,730
1,500,000	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series O (RB)
	5.25%, 07/01/31 (A)	1,232,355

2,163,085

California: 6.3%
500,000	California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project-A (RB)
	5.25%, 07/01/42 (A)	370,905
750,000	California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project-A (RB)
	5.15%, 07/01/30 (A)	587,310
1,500,000	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB)
	7.00%, 10/01/26	1,597,605
2,500,000	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB)
	7.25%, 10/01/38 (A)	2,548,875
2,530,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
	4.50%, 06/01/27 (A)	2,189,260
5,000,000	Inland Empire Tobacco Securitization Authority, California Asset Backed-Turbo, Series A (RB)
	4.625%, 06/01/21 (A)	4,059,200

11,353,155

Colorado: 0.7%
1,500,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB)
	5.20%, 07/01/22 (A)	1,354,965

Connecticut: 0.6%
1,000,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA)
	7.875%, 04/01/39 (A)	1,061,550

Florida: 4.9%
2,000,000	Callaway, Florida Capital Improvement Special Capital Improvement Project (RB) (ACA)
	5.25%, 08/01/32 (A)	1,688,980
2,000,000	Greater Orlando Aviation Authority, JetBlue Airway Corp. Project (RB)
	6.50%, 11/15/36 (A)	1,881,420
1,000,000	Lee County Industrial Development Authority, Industrial Development, Lee County Community Charter Schools, LLC Projects, Series A (RB)
	5.25%, 06/15/27 (A)	878,590
1,235,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA)
	6.50%, 05/01/37 (A)	1,204,298
1,000,000	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
	6.25%, 05/01/37 (A)	958,600
4,000,000	Six Mile Creek Community Development District, Florida, Capital Improvement (SA)
	5.875%, 05/01/38 (A) *	1,300,000
500,000	Sumter County, Florida Village Community Development District No. 8, Phase II (SA)
	6.125%, 05/01/39 (A)	506,825
1,525,000	Wentworth Estates Community Development District, Florida, Series B (SA)
	5.125%, 11/01/12 *	518,500

8,937,213

Georgia: 1.5%
2,600,000	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB)
	6.125%, 09/01/40 (A)	2,626,104

Guam: 1.9%
3,250,000	Guam Government Waterworks Authority, Water & Wastewater System (RB)
	5.875%, 07/01/35 (A)	3,279,380
250,000	Guam Power Authority, Series A (RB)
	5.50%, 10/01/40 (A)	247,798

3,527,178

Illinois: 7.9%
4,760,000	Hampshire, Illinois Special Service Area No. 16, Crown Development Project Prairie Ridge East (ST)
	6.00%, 03/01/46 (A)	3,284,448
4,230,000	Hampshire, Illinois Special Service Area No. 16, Crown Development Project Prairie Ridge West (ST)
	6.00%, 03/01/46 (A)	2,918,742
2,375,000	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
	8.125%, 05/15/40 (A)	2,305,982
575,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB)
	6.125%, 05/15/25 (A)	599,300
4,500,000	Illinois Finance Authority, Sedgebrook, Inc. Facility, Series A (RB)
	6.00%, 11/15/37 (A) *	1,260,000
2,000,000	Illinois Finance Authority, Sherman Health System, Series A (RB)
	5.50%, 08/01/37 (A)	1,847,080
2,070,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB)
	6.00%, 08/15/38 (A)	2,099,932

14,315,484

Indiana: 0.8%
1,500,000	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB)
	5.75%, 09/01/42 (A)	1,384,935

Iowa: 0.6%
1,500,000	Iowa Finance Authority, Senior Living Facilities, Deerfield Retirement Community (RB)
	5.50%, 11/15/37 (A)	1,007,295

Kentucky: 1.0%
1,700,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc. Series B (RB)
	6.375%, 03/01/40 (A)	1,769,292

Louisiana: 5.2%
4,250,000	Lakeshore Village Master Community Development District (SA)
	5.25%, 07/01/17	1,912,500
660,000	Louisiana Environmental Facilities & Community Development Authority, Parking Facilities Corp. Garage Project, Series A (RB) (AMBAC)
	5.375%, 10/01/26 (A)	642,239
3,380,000	Louisiana Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project (RB)
	6.75%, 11/01/32 (A)	3,512,665
500,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Series A (RB)
	6.50%, 08/01/29 (A)	514,045
3,000,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB)
	6.375%, 12/01/34 (A)	2,815,200

9,396,649

Maryland: 0.8%
2,000,000	Maryland State Economic Development Corp., Chesapeake Bay Area, Series A (RB)
	5.00%, 12/01/31 (A)	1,495,960

Michigan: 2.3%
2,450,000	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB)
	6.00%, 07/01/35 (A)	2,265,662
1,000,000	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB)
	5.25%, 07/01/30 (A)	858,460
1,000,000	Michigan State Strategic Fund, Solid Waste Disposal, Obligated-Waste Management System Project (RB)
	4.625%, 12/01/12	1,038,020

4,162,142

Minnesota: 1.6%
500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB)
	6.00%, 08/01/42 (A)	493,000
500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB)
	6.00%, 08/01/35 (A)	500,845
2,000,000	Saint Paul, Minnesota Housing & Redevelopment Authority, HealthEast Project (RB)
	6.00%, 11/15/30 (A)	1,963,000

2,956,845

Missouri: 1.3%
2,000,000	Kansas City Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB)
	6.25%, 01/01/24 (A)	1,921,040
570,000	Saint Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB)
	5.35%, 06/15/32 (A)	447,883

2,368,923

Montana: 0.9%
1,900,000	Montana State Board, Resource Recovery, Yellowstone Energy Project (RB)
	7.00%, 12/31/19 (A)	1,637,363

Nebraska: 3.6%
3,500,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB)
	5.00%, 12/01/15	3,649,135
3,510,000	Nebraska Educational Finance Authority, Concordia University Project (RB)
	5.00%, 10/01/37 (A)	2,949,699

6,598,834

New Jersey: 5.7%
8,150,000	New Jersey Economic Development Authority, Gloucester Marine Project A (RB)
	6.625%, 01/01/37 (A)	7,141,437
3,000,000	New Jersey Health Care Facilities Financing Authority, St. Joseph's Healthcare System (RB)
	6.625%, 07/01/38 (A)	3,124,140

10,265,577

New York: 5.6%
2,055,000	Nassau County, New York Project Individual Development Agency, Continuing Care Retirement Home, Amsterdam at Harborside, Series A (RB)
	6.70%, 01/01/43 (A)	2,058,391
1,950,000	New York City Industrial Development Agency, American Airlines, Inc. JFK International Airport Project. (RB)
	8.00%, 08/01/28 (A)	2,059,941
2,000,000	New York City Industrial Development Agency, Civic Facility, Bronx Parking Development Company LLC Project (RB)
	5.875%, 10/01/46 (A)	1,642,860
1,500,000	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
	5.00%, 01/01/46 (A)	1,328,505
2,000,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB)
	6.375%, 07/15/49 (A)	2,091,400
1,000,000	New York Suffolk County Industrial Development Agency, Southampton Hospital Association Civic Facility, Series B (RB)
	7.625%, 01/01/30 (A)	1,006,160

10,187,257

Ohio: 5.4%
3,455,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB)
	5.875%, 06/01/47 (A)	2,466,144
2,260,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB)
	5.75%, 06/01/34 (A)	1,699,091
3,000,000	Cleveland, Ohio Airport, Continental Airlines, Inc. Project (RB)
	5.375%, 09/15/27 (A)	2,557,770
1,510,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB)
	5.625%, 10/01/19	1,605,945
1,500,000	Ohio State Higher Educational Facility Commission, Ashland University Project (RB)
	6.25%, 09/01/24 (A)	1,541,085

9,870,035

Oklahoma: 2.7%
3,000,000	Oklahoma Kingfisher Hospital Authority, Hospital & Sales Tax (RB)
	6.50%, 12/01/42 (A)	2,852,550
2,000,000	Tulsa, Oklahoma Municipal Airport Trust, Series A (RB)
	7.75%, 06/01/35 (B)	1,994,600

4,847,150

Pennsylvania: 6.1%
2,000,000	Allegheny County, Pennsylvania Hospital Development Authority, Health System, West Pennsylvania, Series A (RB)
	5.00%, 11/15/28 (A)	1,590,820
3,000,000	Lycoming County Authority, Susquehanna Health System Project, Series A (RB)
	5.75%, 07/01/39 (A)	3,075,450
2,420,000	Pennsylvania Economic Development Finance Authority, Colver Project, Series G (RB)
	5.125%, 12/01/15	2,428,204
1,200,000	Pennsylvania Economic Development Finance Authority, Exempt Facilities Reliant Energy Seward LLC, Series A (RB)
	6.75%, 12/01/36 (A)	1,243,884
2,000,000	Pennsylvania Economic Development Finance Authority, Exempt Facilities Reliant Energy Seward LLC, Series A (RB)
	6.75%, 12/01/36 (A)	2,073,140
705,000	Pennsylvania Economic Development Finance Authority, Exempt Facilities Reliant Energy Seward LLC, Series B (RB)
	6.75%, 12/01/36 (A)	730,782

11,142,280

Puerto Rico: 4.1%
3,000,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) (NATL)
	5.50%, 07/01/19	3,238,620
4,000,000	Puerto Rico Public Financing Corp., Commonwealth Appropriation, Series A (RB)
	5.75%, 08/01/27 (A) (B)	4,166,440

7,405,060

South Carolina: 1.4%
3,010,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project (RB)
	5.25%, 11/01/36 (A)	2,522,380

South Dakota: 2.5%
4,275,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB)
	5.00%, 11/15/33 (A)	3,250,966
1,500,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB)
	5.00%, 11/15/21 (A)	1,344,075

4,595,041

Tennessee: 1.1%
2,000,000	Tennessee Energy Acquisition Corp., Gas Project, Series A (RB)
	5.00%, 09/01/15	2,059,480

Texas: 12.5%
2,655,000	Alliance Airport Authority, Texas Special Facilities, American Airlines (RB)
	7.00%, 12/01/11	2,609,494
2,000,000	Austin, Texas Convention Enterprises Inc., First Tier Series A (RB) (XLCA)
	5.25%, 01/01/24 (A)	1,861,300
2,000,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB)
	5.00%, 08/15/22 (A)	1,968,020
1,000,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB)
	5.00%, 08/15/26 (A)	937,040
705,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB)
	5.00%, 08/15/16	719,692
1,560,000	Red River Authority of Texas, Celanese Project, Series B (RB)
	6.70%, 11/01/30 (A)	1,566,739
2,800,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Doctors' Hospital Project (RB)
	6.375%, 11/01/36 (A) † *	1,400,000
1,500,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Northwest Senior Housing Corporation - Edgemere Project, Series A (RB)
	6.00%, 11/15/36 (A)	1,457,385
1,000,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB)
	8.00%, 11/15/28 (A)	1,007,610
2,865,000	Texas Brazos River Authority, Pollution Control, TXU Electric Company Project, Series C (RB)
	5.75%, 05/01/36 (B)	2,733,468
3,500,000	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC Project, Senior Lien (RB)
	7.00%, 06/30/40 (A)	3,644,515
3,000,000	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Series A (RB)
	5.375%, 02/15/37 (A)	2,778,720

22,683,983

Virgin Islands: 1.9%
1,000,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB)
	6.75%, 10/01/37 (A)	1,118,670
2,270,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB)
	5.00%, 10/01/25 (A)	2,289,772

3,408,442

Virginia: 2.1%
5,865,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB)
	5.00%, 06/01/47 (A)	3,787,382

Washington: 1.3%
2,500,000	Washington State Housing Finance Commission, Skyline at First Hill Project, Series B (RB)
	5.10%, 01/01/13 (A)	2,394,100

West Virginia: 1.8%
3,500,000	Ohio County, West Virginia County Commission Special District Excise Tax & Improvement, The Highland Project, Series B (RB)
	5.625%, 03/01/36 (A)	3,245,410

Wisconsin: 1.6%
2,670,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services (RB)
	5.125%, 08/15/33 (A)	2,395,684
500,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Healthcare, Series B (RB)
	5.125%, 08/15/30 (A)	458,100

2,853,784

Total Municipal Bonds (Cost: $166,312,492)	179,384,333

Number
of Shares
Money Market Fund: 0.1%
(Cost: $131,222)

131,222	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	131,222

Total Investments: 99.0% (Cost: $166,443,714)	179,515,555
Other assets less liabilities: 1.0%	1,739,519

NET ASSETS: 100.0%	$181,255,074

ACA            Credit Agricole SA
AMBACAmerican Municipal Bond Assurance Corp.
GO          General Obligation
NATL         National Public Finance Guarantee Corp.
RB          Revenue Bond
SA         Special Assessment
ST         Special Tax
TA       Tax Allocation
XLCA Syncora Guarantee, Inc.
(A)      Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(B)       Puttable Security - the redemption date shown is when the security may be redeemed by the investor
 *       Non-income producing.
†
         Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,400,000 which represents 0.8% of net assets.

R
        Security exempt from registration under Rule 144Aof the Securities Act of 1933, as amended, or otherwise restricted. This security may be resold in transactions exempt from registration, unless otherwise noted. Restricted securities held by the Fund are as follows:

	Acquisition	Principal	Acquisition		% of
Security	Date	Amount	Cost	Value	Net Assets
California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project-A (RB) 5.25%, 07/01/17	06/23/2009	500,000	$ 296,250	$ 370,905	2.1%

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	5.0%	9,043,283
Development	19.9	35,645,439
Education	5.4	9,691,488
Facilities	1.8	3,138,820
General Obligation	5.5	9,892,472
Higher Education	4.8	8,637,264
Housing	0.6	993,845
Medical	22.7	40,815,692
Nursing Homes	8.1	14,590,832
Pollution	5.2	9,386,033
Power	2.2	3,944,641
Tobacco Settlement	7.9	14,201,077
Transportation	6.0	10,785,952
Utilities	2.0	3,649,135
Water	2.8	4,968,360
Money Market Fund	0.1	131,222
	100.0%	179,515,555

The aggregate cost of investments owned for Federal income tax purposes is $165,340,875 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$ 17,356,198
Gross Unrealized Depreciation	(3,181,518)
Net Unrealized Appreciation	$ 14,174,680

The summary of inputs used to value investments as of July 31, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds:
Arizona	$ —	$ 2,163,085	$ —	$ 2,163,085
California	—	11,353,155	—	11,353,155
Colorado	—	1,354,965	—	1,354,965
Connecticut	—	1,061,550	—	1,061,550
Florida	—	8,937,213	—	8,937,213
Georgia	—	2,626,104	—	2,626,104
Guam	—	3,527,178	—	3,527,178
Illinois	—	14,315,484	—	14,315,484
Indiana	—	1,384,935	—	1,384,935
Iowa	—	1,007,295	—	1,007,295
Kentucky	—	1,769,292	—	1,769,292
Louisiana	—	9,396,649	—	9,396,649
Maryland	—	1,495,960	—	1,495,960
Michigan	—	4,162,142	—	4,162,142
Minnesota	—	2,956,845	—	2,956,845
Missouri	—	2,368,923	—	2,368,923
Montana	—	1,637,363	—	1,637,363
Nebraska	—	6,598,834	—	6,598,834
New Jersey	—	10,265,577	—	10,265,577
New York	—	10,187,257	—	10,187,257
Ohio	—	9,870,035	—	9,870,035
Oklahoma	—	4,847,150	—	4,847,150
Pennsylvania	—	11,142,280	—	11,142,280
Puerto Rico	—	7,405,060	—	7,405,060
South Carolina	—	2,522,380	—	2,522,380
South Dakota	—	4,595,041	—	4,595,041
Tennessee	—	2,059,480	—	2,059,480
Texas	—	21,283,983	1,400,000	22,683,983
Virgin Islands	—	3,408,442	—	3,408,442
Virginia	—	3,787,382	—	3,787,382
Washington	—	2,394,100	—	2,394,100
West Virginia	—	3,245,410	—	3,245,410
Wisconsin	—	2,853,784	—	2,853,784
Money Market Fund:	131,222	—	—	131,222
Total	$ 131,222	$ 177,984,333	$ 1,400,000	$ 179,515,555

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended July 31, 2010:

Balance as of 4/30/10	$1,400,000
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of 7/31/10	$1,400,000

See Note to Schedules of Investments

INTERMEDIATE MUNICIPAL INDEX ETF
SCHEDULE OF INVESTMENTS
July 31, 2010 (unaudited)

V
Principal Amount	Value
MUNICIPAL BONDS: 98.6%
Alaska: 0.3%
$500,000	Alaska Housing Finance Corp., Home Mortgage, Series C (RB)
	4.625%, 12/01/24 (A)	$509,945

Arizona: 1.8%
250,000	Arizona Health Facilities Authority, Series D (RB)
	5.50%, 01/01/20 (A)	274,670
500,000	Arizona State Transportation Board, Maricopa County Regional Area Road (RB)
	5.00%, 07/01/24 (A)	557,365
500,000	Arizona State, Series A (CP) (AGM)
	5.00%, 10/01/19	563,740
500,000	Arizona Water Infrastructure Finance Authority, Series A (RB)
	5.00%, 10/01/23 (A)	563,390
250,000	Arizona Water Infrastructure Finance Authority, Series A (RB)
	5.00%, 10/01/20 (A)	290,650
250,000	Phoenix, Arizona, Civic Improvement Corp., Light Rail Project (RB) (AMBAC)
	5.00%, 07/01/17 (A)	274,990
250,000	Phoenix, Arizona, Civic Improvement Corp., Wastewater System (RB) (NATL)
	5.00%, 07/01/22 (A)	275,245
250,000	Phoenix, Arizona, Civic Improvement Corp., Wastewater System Senior Lien (RB)
	5.50%, 07/01/21 (A)	291,407
250,000	Salt River Project Agricultural Improvement & Power District, Series A (RB)
	5.00%, 01/01/25 (A)	278,065

3,369,522

California: 14.3%
500,000	Bay Area Infrastructure Financing Authority (RB) (FGIC) (NATL)
	5.00%, 08/01/17 (A)	530,200
500,000	Bay Area Infrastructure Financing Authority (RB) (AMBAC)
	5.00%, 08/01/17 (A)	513,560
500,000	Bay Area Toll Authority, Series F (RB)
	5.00%, 04/01/20 (A)	556,620
1,050,000	California Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB)
	5.25%, 11/15/18	1,103,865
75,000	California State (GO)
	5.00%, 11/01/15	85,660
500,000	California State (GO)
	5.25%, 10/01/21 (A)	555,200
500,000	California State (GO)
	5.00%, 08/01/18 (A)	555,785
500,000	California State (GO)
	4.50%, 08/01/26 (A)	487,195
500,000	California State (GO)
	5.00%, 10/01/18 (A)	556,125
1,000,000	California State Economic Recovery Bonds, Series A (GO)
	5.00%, 07/01/22 (A)	1,082,740
1,000,000	California State Economic Recovery Bonds, Series A (GO)
	4.40%, 07/01/18	1,106,050
500,000	California State Public Works Board, Mental Health Department, Series A (RB)
	5.50%, 06/01/20 (A)	527,780
500,000	California State Public Works Board, Various Capital Project, Series G-1 (RB)
	5.25%, 10/01/17	547,665
300,000	California State Public Works Board, Various Capital Project, Series G-1 (RB)
	5.00%, 10/01/21 (A)	309,774
500,000	California State Veterans Affairs Department, Home Purchase, Series A (RB)
	4.25%, 12/01/19 (A)	502,940
250,000	Coast Community College District, California Election 2002-Series B (GO) (AGM)
	5.00%, 08/01/23 (A)	273,930
250,000	La Quinta, California Financing Authority, Series A (AMBAC) (TA)
	5.25%, 09/01/24 (A)	260,205
505,000	Los Angeles County, Metropolitan Transportation Authority, Series A (RB)
	5.00%, 07/01/18	599,455
250,000	Los Angeles Department of Water & Power, Series A-1 (RB) (AMBAC)
	5.00%, 07/01/20 (A)	281,480
250,000	Los Angeles Unified School District, Series A-1 (GO) (AGM)
	4.50%, 07/01/22 (A)	258,083
500,000	Los Angeles Unified School District, Series A-1 (GO) (NATL)
	4.50%, 07/01/25 (A)	496,760
250,000	Los Angeles Unified School District, Series B (GO) (FGIC)
	4.75%, 07/01/20 (A)	266,955
500,000	Los Angeles Unified School District, Series E (GO) (AGM)
	5.00%, 07/01/19 (A)	562,625
500,000	Los Angeles Unified School District, Series E (GO) (AMBAC)
	5.00%, 07/01/24 (A)	526,620
750,000	Los Angeles Unified School District, Series H (GO) (AGM)
	5.00%, 07/01/23 (A)	812,265
250,000	Los Angeles, California Convention & Exhibition Center, Series A (RB)
	5.125%, 08/15/22 (A)	267,203
250,000	Los Angeles, California Convention & Exhibition Center, Series A (RB)
	5.00%, 08/15/17	278,627
500,000	Los Angeles, California Municipal Improvement Corp., Police Headquarters Facility & Public Works Building, Series A (RB) (FGIC) (NATL)
	5.00%, 01/01/22 (A)	520,540
1,000,000	Los Angeles, California Municipal Improvement Corp., Police Headquarters Facility & Public Works Building, Series A (RB) (FGIC) (NATL)
	5.00%, 01/01/19 (A)	1,065,890
1,000,000	Los Angeles, California Municipal Improvement Corp., Police Headquarters Facility & Public Works Building, Series A (RB) (FGIC) (NATL)
	5.00%, 01/01/18 (A)	1,080,050
500,000	Sacramento City Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC)
	5.25%, 12/01/26	516,060
500,000	Sacramento City Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC)
	5.25%, 12/01/24	525,730
1,000,000	Sacramento City Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC)
	5.25%, 12/01/22	1,069,320
250,000	San Diego, California Community College District (GO) (AGM)
	5.00%, 08/01/25 (A)	268,902
500,000	San Diego, California Community College District Election of 2002 (GO) (AGM)
	5.00%, 05/01/25 (A)	534,510
500,000	San Diego, California Community College District Election of 2006 (GO) (AGM)
	5.00%, 08/01/24 (A)	541,320
250,000	San Diego, California Community College District Election of 2006 (GO) (AGM)
	5.00%, 08/01/22 (A)	275,357
1,000,000	San Francisco, California City & County General Hospital Improvement, Series A (GO)
	4.75%, 06/15/19	1,162,320
250,000	San Francisco, California City & County Laguna Honda Hospital, Series A (GO) (AMBAC)
	5.00%, 06/15/17 (A)	273,965
500,000	San Francisco, California City & County Public Utilities Commission, Series B (RB)
	4.00%, 11/01/25 (A)	511,235
500,000	San Francisco, California City &Country Public Utilities Commission, Series B (RB)
	4.00%, 11/01/24 (A)	517,575
250,000	San Jose, California Redevelopment Agency, Series D (AMBAC) (TA)
	5.00%, 08/01/19 (A)	255,770
250,000	University of California Limited Project, Series A (RB) (NATL)
	5.00%, 05/15/24 (A)	264,780
500,000	University of California, Series F (RB) (AGM)
	5.00%, 05/15/21 (A)	548,955
500,000	University of California, Series Q (RB)
	5.00%, 05/15/25 (A)	545,365
500,000	University of Caliornia, Series J (RB) (AGM)
	4.50%, 05/15/26 (A)	517,725
1,000,000	Vernon City, California, Electric System Revenue, Series A (RB)
	5.125%, 08/01/21 (A)	1,070,220

25,970,956

Colorado: 0.4%
670,000	Colorado Public Authority, Natural Gas Purchase (RB)
	6.125%, 11/15/23	737,650

Connecticut: 0.6%
500,000	Connecticut State Health & Educational Facility Authority, Series I (RB) (NATL)
	5.00%, 07/01/23 (A)	534,570
500,000	Connecticut State, Series E (GO)
	5.00%, 12/15/20 (A)	569,635

1,104,205

District of Columbia: 0.1%
250,000	Washington D.C. Convention Center Authority, Senior Lien, Series A (RB) (AMBAC)
	4.50%, 10/01/23 (A)	254,563

Florida: 6.6%
250,000	Collier County, Florida School Board (CP) (AGM)
	5.00%, 02/15/23 (A)	260,025
500,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB) (AGM)
	5.00%, 06/01/17	528,660
250,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB)
	5.50%, 06/01/17	266,653
1,000,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB)
	4.00%, 06/01/16	991,750
475,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB)
	4.25%, 06/01/17	471,091
500,000	Florida State Board of Education, Capital Outlay, Series B (GO)
	5.00%, 01/01/18 (A)	554,125
500,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO)
	4.00%, 06/01/21 (A)	536,970
1,500,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO)
	5.00%, 06/01/22 (A)	1,711,050
225,000	Florida State Department of Environmental Protection, Series A (RB) (AGO)
	5.00%, 07/01/22 (A)	246,155
500,000	Florida State Department of Environmental Protection, Series B (RB) (NATL)
	5.00%, 07/01/22 (A)	536,350
500,000	Florida State Department of Environmental Protection, Series B (RB) (NATL)
	5.00%, 07/01/23 (A)	533,325
250,000	Miami-Dade County, Florida Educational Facilities Series B (RB) (AMBAC)
	5.25%, 04/01/22	275,442
500,000	Miami-Dade County, Florida Public Facilities Jackson Health System, Series B (RB) (NATL)
	5.00%, 06/01/17 (A)	531,180
500,000	Miami-Dade County, Florida School Board Series A (CP) (AMBAC)
	5.00%, 08/01/19 (A)	537,095
500,000	Miami-Dade County, Florida School Board Series B (CP) (AGO)
	5.25%, 05/01/21 (A)	551,730
250,000	Miami-Dade County, Florida Special Obligation, Capital Asset Acquisition, Series A (RB) (AMBAC)
	5.00%, 04/01/24 (A)	256,385
250,000	Orange County, Florida Tourist Development Tax Revenue (RB) (AMBAC)
	5.00%, 10/01/20 (A)	267,302
500,000	Orlando, Florida Utilities Commission Utility System (RB)
	5.00%, 10/01/18 (A)	561,810
250,000	Palm Beach County, Florida School Board, Series A (CP) (AGM)
	5.00%, 08/01/22 (A)	264,573
250,000	Polk County, Florida School District (RB) (AGM)
	5.00%, 10/01/17	273,055
250,000	Port Saint Lucie, Florida Utility System Refunding and Improvement (RB) (NATL)
	5.25%, 09/01/21	276,317
250,000	South Miami Health Facilities Authority (RB)
	5.00%, 08/15/19 (A)	268,992
500,000	Tampa, Florida Sports Authority (RB) (AGM)
	5.00%, 01/01/26 (A)	517,145
750,000	Volusia County, Florida Educational Facilities Authority, Embry-Riddle Aeronautical University, Inc. (RB)
	5.00%, 10/15/25 (A)	736,635

11,953,815

Georgia: 3.7%
500,000	Cobb County, Georgia Water & Sewerage Improvement (RB)
	3.75%, 07/01/23 (A)	522,345
750,000	DeKalb County, Georgia Hospital Authority (RB)
	5.25%, 09/01/20	765,262
250,000	Douglas County School District, Georgia (GO) (AGM) (SAW)
	5.00%, 04/01/23 (A)	277,258
500,000	Georgia State, Series B (GO)
	5.00%, 01/01/20 (A)	592,170
500,000	Georgia State, Series B (GO)
	5.00%, 01/01/24 (A)	573,815
400,000	Georgia State, Series B (GO)
	5.00%, 07/01/21 (A)	464,184
500,000	Georgia State, Series B (GO)
	5.00%, 04/01/18 (A)	599,270
250,000	Georgia State, Series C (GO)
	5.00%, 07/01/20 (A)	287,540
400,000	Gwinnett County Development Authority, Public Schools Project (CP) (NATL)
	5.25%, 01/01/21	472,092
500,000	Gwinnett County School District (GO)
	5.00%, 02/01/26 (A)	590,310
500,000	Main Street Natural Gas, Inc., Gas Project, Series B (RB)
	5.00%, 03/15/20	506,065
1,000,000	Main Street Natural Gas, Inc., Gas Project, Series B (RB)
	5.00%, 03/15/18	1,026,050

6,676,361

Hawaii: 1.1%
500,000	Hawaii State, Series DI (GO) (AGM)
	5.00%, 03/01/21 (A)	554,770
500,000	Hawaii State, Series DK (GO)
	5.00%, 05/01/26 (A)	549,385
325,000	Hawaii State, Series DO (GO)
	5.00%, 08/01/17	384,598
500,000	Hawaii State, Series DY (GO)
	5.00%, 02/01/17	587,895

2,076,648

Idaho: 0.3%
500,000	Idaho Housing & Finance Association, Series A (RB) (AGO)
	5.25%, 07/15/16	587,005

Illinois: 7.0%
250,000	Chicago O'Hare International Airport, 3rd Lien, Series A (RB) (AMBAC)
	5.00%, 01/01/20 (A)	266,168
500,000	Chicago O'Hare International Airport, 3rd Lien, Series A (RB) (NATL)
	5.25%, 01/01/24 (A)	523,915
500,000	Chicago O'Hare International Airport, 3rd Lien, Series B (RB) (AGM)
	5.00%, 01/01/19 (A)	549,025
500,000	Chicago O'Hare International Airport, 3rd Lien, Series B (RB) (AGM)
	5.00%, 01/01/20 (A)	542,110
500,000	Chicago O'Hare International Airport, 3rd Lien, Series B (RB) (NATL)
	5.25%, 01/01/18	559,420
500,000	Chicago O'Hare International Airport, 3rd Lien, Series C (RB) (AGO)
	5.25%, 01/01/23 (A)	545,310
500,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM)
	4.50%, 01/01/21 (A)	524,175
250,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM)
	5.00%, 01/01/23 (A)	266,547
250,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM)
	5.00%, 01/01/25 (A)	264,283
500,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM)
	5.00%, 01/01/24 (A)	531,830
250,000	Chicago, Illinois Project & Refunding, Series C (GO)
	5.00%, 01/01/23 (A)	270,290
250,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307-A (RB) (AMBAC)
	5.00%, 06/01/17 (A)	275,270
750,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307-A (RB) (AGO)
	5.25%, 06/01/23 (A)	801,495
500,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307-A (RB) (AGO)
	5.25%, 06/01/22 (A)	538,475
250,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5309 (RB) (AGO)
	5.00%, 06/01/16	277,375
250,000	Chicago, Illinois, Modern School Across Chicago Program, Series B (GO) (AMBAC)
	5.00%, 12/01/20 (A)	274,370
500,000	Chicago, Illinois, Series A (GO) (AGM)
	5.00%, 01/01/27 (A)	528,415
500,000	Chicago, Illinois, Series A (GO) (AGM)
	5.00%, 01/01/25 (A)	538,055
475,000	Chicago, Illinois, Series A (GO)
	5.00%, 01/01/24 (A)	514,634
500,000	Illinois State (GO) (AGM)
	5.00%, 01/01/21 (A)	528,815
500,000	Illinois State (GO) (AGM)
	5.00%, 01/01/19	543,195
250,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (AGM)
	5.00%, 01/01/22 (A)	269,297
500,000	Illinois State, Series A (GO)
	3.75%, 09/01/16	513,670
1,000,000	Illinois State, Series A (GO)
	5.00%, 06/01/17	1,090,950
500,000	Illinois State, Series B (GO)
	5.25%, 01/01/18	551,165
500,000	Illinois State, Series B (GO)
	5.25%, 01/01/21	545,200
395,000	Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308, Capital Appreciation School (GO) (AGM)
	5.61%, 02/01/26 (B)	175,388

12,808,842

Indiana: 1.4%
250,000	Delaware County, Indiana Hospital, Cardinal Health System Obligation Group (RB)
	5.00%, 08/01/24 (A)	236,275
750,000	Indiana Finance Authority Highway Revenue, Series A (RB) (FGIC) (NATL)
	4.50%, 12/01/23 (A)	782,235
250,000	Indiana State Finance Authority Revolving Fund Program, Series A (RB)
	5.25%, 02/01/17	295,560
500,000	Indiana State Finance Authority Revolving Fund Program, Series B (RB)
	5.00%, 02/01/19 (A)	575,120
500,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Waterworks Project (RB) (NATL)
	5.50%, 01/01/21	572,030

2,461,220

Kentucky: 0.9%
250,000	Kentucky State Property & Buildings Commission, Project No. 89 (RB) (AGM)
	5.00%, 11/01/25 (A)	270,860
250,000	Kentucky State Property & Buildings Commission, Project No. 90 (RB)
	5.75%, 11/01/19 (A)	300,870
500,000	Kentucky State Property & Buildings Commission, Project No. 90 (RB)
	5.00%, 11/01/20 (A)	566,660
500,000	Kentucky State Property & Buildings Commission, Project No. 93 (RB) (AGO)
	5.25%, 02/01/24 (A)	557,960

1,696,350

Louisiana: 0.2%
250,000	State of Louisiana, Series B (GO) (CIFG)
	5.00%, 07/15/17 (A)	285,375

Maryland: 1.5%
500,000	Maryland State & Local Facilities Loan, First Series (GO)
	5.00%, 03/15/17	595,900
250,000	Maryland State & Local Facilities Loan, Second Series A (GO)
	5.00%, 08/15/22 (A)	285,390
425,000	Maryland State & Local Facilities Loan, Second Series B (GO)
	4.00%, 08/15/23 (A)	455,961
250,000	Maryland State Department of Transportation, Second Issue (RB)
	5.00%, 09/01/22 (A)	286,000
750,000	Maryland, Washington Suburban Sanitary District, Consolidated Public Improvement (GO)
	4.125%, 06/01/23 (A)	812,242
250,000	Montgomery County, Maryland Construction Public Improvement, Series A (GO)
	5.00%, 05/01/20 (A)	300,218

2,735,711

Massachusetts: 2.5%
500,000	Massachusetts Development Finance Agency, Brandeis University, Series O-2 (RB)
	5.00%, 10/01/26 (A)	536,020
500,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB)
	5.15%, 01/01/26 (A)	513,865
500,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB)
	4.50%, 01/01/19	524,605
500,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB)
	5.50%, 01/01/22 (A)	538,385
500,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB) (AMBAC)
	4.50%, 08/15/26 (A)	529,960
250,000	Massachusetts State Health & Education Facilities Authority, Boston Medical Center, Series B (RB)
	4.75%, 07/01/23 (A)	239,680
500,000	Massachusetts State Health & Education Facilities Authority, Harvard University, Series A (RB)
	5.00%, 12/15/26 (A)	567,970
500,000	Massachusetts State Health & Education Facilities Authority, Lahey Clinic Medical Center, Series C (RB) (FGIC) (NATL)
	5.00%, 08/15/23 (A)	511,135
475,000	Massachusetts State Water Pollution Abatement, Pool Program, Series 12 (RB)
	4.35%, 08/01/25 (A)	500,593

4,462,213

Michigan: 1.1%
245,000	Dearborn, Michigan School District (GO) (FGIC) (NATL) (Q-SBLF)
	5.00%, 05/01/17	278,540
250,000	Detroit City School District, Series A (GO) (AGM) (Q-SBLF)
	5.00%, 05/01/23 (A)	256,233
250,000	Detroit City School District, Series A (GO) (AGM) (Q-SBLF)
	5.00%, 05/01/22 (A)	257,528
250,000	Michigan Municipal Board Authority Clean Water Revolving Fund (RB)
	5.00%, 10/01/18 (A)	281,482
250,000	Michigan State Building Authority, Series 1A (RB) (FGIC) (NATL)
	4.61%, 10/15/19 (A) (B)	161,905
250,000	Michigan State Building Authority, Series 1A (RB) (FGIC) (NATL)
	4.52%, 10/15/18 (A) (B)	174,893
500,000	Michigan State Strategic Fund Limited, Series A (RB) (AGO)
	5.25%, 10/15/21 (A)	547,675

1,958,256

Minnesota: 0.9%
500,000	Minnesota State, Various Purpose Refunding, Series F (GO)
	4.00%, 08/01/19	563,495
500,000	Minnesota State, Various Purpose Refunding, Series F (GO)
	4.00%, 08/01/16	565,245
500,000	St. Louis Park City, Minnesota Health Care Facilities, Park Nicollet Health Services, Series C (RB)
	5.50%, 07/01/17	559,900

1,688,640

Missouri: 1.4%
500,000	Jackson County, Missouri Special Obligation, Harry S. Truman Sports Complex (RB) (AMBAC)
	5.00%, 12/01/22 (A)	537,500
250,000	Kansas City, Missouri Municipal Assistance Corp. (RB) (FGIC) (NATL)
	5.00%, 04/15/18	285,975
500,000	Missouri Joint Municipal Electric Utility Commission (RB) (NATL)
	5.00%, 01/01/24 (A)	510,180
1,000,000	Missouri State Highways and Transportation Commission, Senior Lien (RB)
	5.00%, 02/01/20 (A)	1,145,720

2,479,375

Nebraska: 0.6%
1,000,000	Douglas County School District, Nebraska (GO)
	4.00%, 12/15/22 (A)	1,076,320

Nevada: 2.8%
520,000	Clark County Airport System Subordinate Lien, Series C (RB) (AGM)
	5.00%, 07/01/25 (A)	544,331
500,000	Clark County Airport System, Senior Series D (RB)
	5.00%, 07/01/24 (A)	536,835
1,000,000	Clark County School District, Series A (GO) (FGIC) (NATL)
	5.00%, 06/15/20 (A)	1,119,660
250,000	Clark County School District, Series A (GO)
	5.00%, 06/15/17	286,980
500,000	Clark County School District, Series A (GO)
	5.00%, 06/15/20 (A)	552,960
250,000	Clark County School District, Series B (GO)
	5.00%, 06/15/24 (A)	266,785
500,000	Clark County School District, Series B (GO)
	5.00%, 06/15/26 (A)	524,120
250,000	Clark County School District, Series C (GO) (AGM)
	5.00%, 06/15/20 (A)	273,685
500,000	Clark County School District, Series C (GO) (AGM)
	5.00%, 06/15/21 (A)	543,245
500,000	Clark County, Nevada, Series A (GO)
	4.00%, 12/01/20 (A)	521,750

5,170,351

New Jersey: 4.2%
500,000	Casino Reinvestment Development Authority, Series A (RB) (NATL)
	5.25%, 06/01/17 (A)	522,460
500,000	New Jersey State (GO)
	5.00%, 06/01/24 (A)	557,300
500,000	New Jersey State (GO)
	4.00%, 06/01/23 (A)	521,910
500,000	New Jersey State (GO)
	5.00%, 06/01/22 (A)	569,525
500,000	New Jersey State Educational Facilities Authority, Kean University, Series A (RB)
	5.00%, 09/01/24 (A)	536,150
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB)
	5.25%, 12/15/20	577,840
250,000	New Jersey State Turnpike Authority, Series A (RB) (AGM)
	5.00%, 01/01/20 (A)	275,270
500,000	New Jersey State Turnpike Authority, Series A (RB) (AGM)
	5.25%, 01/01/26	578,240
300,000	New Jersey State Turnpike Authority, Series H (RB)
	5.00%, 01/01/20 (A)	341,421
500,000	New Jersey Transit Corp., Series A (CP) (FGIC) (NATL)
	5.00%, 09/15/17	550,155
500,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (AGM)
	5.25%, 12/15/20	577,840
520,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (FGIC) (NATL)
	5.00%, 06/15/16	592,004
250,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (AGM)
	4.25%, 12/15/22 (A)	250,120
1,000,000	New Jersey Transportation Trust Fund Authority, Series A (RB)
	5.25%, 12/15/22	1,152,630

7,602,865

New Mexico: 0.6%
1,000,000	New Mexico Finance Authority State Transportation, Senior Lien, Series A (RB)
	5.00%, 12/15/26 (A)	1,084,870

New York: 17.6%
500,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB)
	5.25%, 05/01/25 (A)	553,075
250,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (AGM)
	5.75%, 05/01/22 (A)	288,575
250,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (AGM)
	5.75%, 05/01/20 (A)	288,862
500,000	Long Island Power Authority, Electric System, Series E (RB) (FGIC) (NATL)
	5.00%, 12/01/17 (A)	565,815
400,000	Long Island Power Authority, Series A (RB) (FGIC) (NATL)
	5.00%, 12/01/23 (A)	427,436
475,000	Nassau County Interim Finance Authority, Series A (RB)
	4.50%, 11/15/25 (A)	513,978
1,000,000	Nassau County Interim Finance Authority, Series A (RB)
	5.00%, 11/15/20 (A)	1,181,260
250,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB)
	5.625%, 06/15/24 (A)	297,200
250,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (FGIC) (NATL) (SAW)
	5.00%, 07/15/24 (A)	272,980
400,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
	5.00%, 11/01/19 (A)	462,208
500,000	New York City Transitional Finance Authority, Series B (RB)
	5.00%, 11/01/23 (A)	556,410
500,000	New York City Transitional Finance Authority, Series D (RB)
	5.00%, 11/01/22 (A)	578,875
600,000	New York City Transitional Finance Authority, Series S-1 (RB) (FGIC) (NATL) (SAW)
	5.00%, 07/15/19 (A)	683,814
275,000	New York City Transitional Finance Authority, Series S-3 (RB) (SAW)
	5.25%, 01/15/26 (A)	303,366
500,000	New York City, Series A-1 (GO)
	5.00%, 08/01/17	579,730
500,000	New York City, Series B (GO)
	5.00%, 08/01/17	579,730
250,000	New York City, Series C (GO)
	5.00%, 08/01/24 (A)	268,815
250,000	New York City, Series C (GO)
	5.00%, 08/01/22 (A)	281,590
250,000	New York City, Series D-1 (GO)
	5.125%, 12/01/22 (A)	280,153
500,000	New York City, Series E (GO)
	5.00%, 08/01/16	578,185
375,000	New York City, Series G (GO)
	5.00%, 08/01/22 (A)	413,036
500,000	New York City, Series G (GO)
	5.00%, 08/01/20 (A)	559,305
250,000	New York City, Series I-1 (GO)
	5.00%, 04/01/19 (A)	278,865
500,000	New York City, Series J-1 (GO)
	5.00%, 05/15/22 (A)	561,880
500,000	New York City, Sub Series C-1 (GO)
	5.00%, 10/01/22 (A)	551,765
250,000	New York City, Sub Series F-1 (GO) (XLCA)
	5.00%, 09/01/22 (A)	272,020
500,000	New York City, Sub Series J-1 (GO)
	5.00%, 06/01/18 (A)	562,730
500,000	New York City, Sub Series L-1 (GO)
	5.00%, 04/01/23 (A)	550,685
475,000	New York Local Government Assistant Corp., Series A (RB)
	4.00%, 04/01/24 (A)	498,280
250,000	New York State Dormitory Authority Non State Supported Debt School, District Financing Program, Series A (RB) (AGM)
	5.25%, 10/01/17	290,350
575,000	New York State Dormitory Authority, State Consolidated Service Contract, Series A (RB)
	4.00%, 07/01/24 (A)	587,972
500,000	New York State Dormitory Authority, State Consolidating Service Contract, Series A (RB)
	5.00%, 07/01/24 (A)	548,930
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
	5.00%, 03/15/21 (A)	571,995
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
	5.00%, 02/15/18	589,445
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
	5.00%, 12/15/17	595,810
295,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
	5.00%, 03/15/25 (A)	325,170
500,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
	5.00%, 02/15/18	589,445
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
	5.00%, 03/15/23 (A)	1,118,600
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
	5.00%, 06/15/18	593,040
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
	5.00%, 06/15/16	584,705
250,000	New York State Dormitory Authority, State Personal Income Tax, Series F (RB) (AMBAC)
	5.00%, 03/15/25 (A)	266,280
500,000	New York State Dormitory Authority, State Personal Income Tax, Series G (RB)
	5.00%, 03/15/17	586,730
250,000	New York State Environmental Facilities Corp., State Clean Water, New York City, Municipal Water Finance Authority Projects, Series A (RB)
	4.75%, 06/15/26 (A)	268,348
500,000	New York State Environmental Facilities Corp., State Clean Water, New York City, Municipal Water Finance Authority Projects, Series B (RB)
	5.00%, 06/15/25 (A)	546,075
500,000	New York State Environmental Facilities Corp., State Clean Water, New York City, Municipal Water Finance Authority Projects, Series B (RB)
	4.50%, 06/15/25 (A)	534,665
500,000	New York State Municipal Bond Bank Agency, Series C (RB) (AGO)
	5.00%, 02/15/17	574,235
250,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series A (RB) (AMBAC)
	5.00%, 04/01/24 (A)	269,088
250,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series A (RB) (FGIC) (NATL)
	5.00%, 04/01/17 (A)	288,302
350,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series A (RB)
	5.00%, 04/01/22 (A)	390,964
500,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series A (RB) (AMBAC)
	4.25%, 04/01/18 (A)	544,785
1,000,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series B (RB)
	5.00%, 04/01/24 (A)	1,105,610
250,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series B (RB) (AMBAC)
	5.00%, 04/01/18 (A)	286,050
500,000	New York State Thruway Authority, Series H (RB) (NATL)
	5.00%, 01/01/20 (A)	561,735
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB)
	5.25%, 03/15/25 (A)	564,395
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB)
	5.25%, 03/15/24 (A)	570,555
510,000	New York State Urban Development Corp., Service Contract, Series D (RB)
	5.50%, 01/01/19	604,952
500,000	New York State Urban Development Corp., State Personal Income, Economic Development & Housing, Series A-1 (RB)
	5.00%, 12/15/16	591,500
500,000	New York State Urban Development Corp., State Personal Income, Series C (RB)
	3.00%, 12/15/16	531,885
500,000	New York State Urban Development Corp., State Personal Income, Series C (RB)
	5.00%, 12/15/17	595,810
500,000	New York State, Series A (GO)
	3.00%, 03/01/17	530,025
1,000,000	New York State, Series A (GO)
	3.00%, 03/01/19	1,039,930
500,000	Suffolk County, New York Public Improvement Series C (GO)
	4.00%, 10/15/24 (A)	517,505

31,955,509

Ohio: 1.5%
250,000	Columbus, Ohio City School District (GO) (AGM)
	4.75%, 12/01/25 (A)	266,560
450,000	Columbus, Ohio State (GO)
	4.25%, 09/01/23 (A)	477,644
530,000	Kent State University, Series B (RB) (AGO)
	5.00%, 05/01/24 (A)	581,028
250,000	Ohio State Major New State Infrastructure Project, Series 2008-1 (RB)
	6.00%, 06/15/17	306,458
500,000	Ohio State Water Development Authority Pollution Control (RB)
	4.50%, 12/01/20 (A)	538,095
450,000	Ohio State, Series A (GO)
	4.00%, 08/01/18	498,622

2,668,407

Oklahoma: 0.2%
250,000	Grand River Dam Authority, Series A (RB) (BHAC)
	5.00%, 06/01/22 (A)	285,193

Oregon: 2.1%
1,000,000	Marion & Polk Counties, Oregon Salem-Keizer School District No. 24J, Deferred Interest, Series B (GO) (SBG)
	4.26%, 06/15/22 (B)	621,460
500,000	Oregon Administrative Services, Oregon State Lottery, Series A (RB)
	5.00%, 04/01/23 (A)	564,745
1,000,000	Oregon Administrative Services, Oregon State Lottery, Series A (RB)
	5.25%, 04/01/25 (A)	1,133,690
250,000	Port Portland, Oregon International Airport, Series 19 (RB)
	5.25%, 07/01/26 (A)	274,910
500,000	Portland, Oregon Community College District (GO)
	5.00%, 06/15/24 (A)	567,725
675,000	Portland, Oregon Sewer System, Series B (RB) (AGM)
	5.00%, 06/15/23 (A)	750,424

3,912,954

Pennsylvania: 4.3%
500,000	Allegheny County, Pennsylvania Airport Authority, Series B (RB) (AGM)
	5.00%, 01/01/19 (A)	530,780
500,000	Allegheny County, Pennsylvania Hospital Development Authority, University of Pittsburgh Medical Center, Series A (RB)
	5.00%, 09/01/17	556,565
500,000	Allegheny County, Pennsylvania Hospital Development Authority, University of Pittsburgh Medical Center, Series B (RB)
	5.00%, 06/15/16	561,675
250,000	Easton, Pennsylvania Area School District (GO) (AGM) (SAW)
	7.50%, 04/01/21 (A) (C)	305,510
250,000	Pennsylvania Economic Development Financing Authority, Health System, Albert Einstein Healthcare, Series A (RB)
	6.25%, 10/15/23 (A)	267,277
250,000	Pennsylvania State Turnpike Commission Registration Fee, Series A (RB) (AGM)
	5.25%, 07/15/22	291,085
500,000	Pennsylvania State, First Series A (GO)
	5.00%, 02/15/19	595,915
250,000	Pennsylvania State, Second Series (GO)
	5.00%, 07/01/19	298,530
500,000	Pennsylvania State, Second Series (GO)
	5.00%, 01/01/22 (A)	552,725
500,000	Pennsylvania State, Second Series (GO)
	5.00%, 04/15/18	593,170
1,000,000	Philadelphia City, Series A (GO) (AGM)
	5.00%, 08/01/18 (A)	1,109,320
1,500,000	Philadelphia, Pennsylvania School District, Series C (GO) (SAW)
	5.00%, 09/01/17	1,676,745
500,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (AMBAC)
	4.50%, 08/01/25 (A)	507,490

7,846,787

Puerto Rico: 2.3%
500,000	Puerto Rico Electric Power Authority, Series ZZ (RB)
	5.00%, 07/01/16	548,935
500,000	Puerto Rico Electric Power Authority, Series TT (RB)
	5.00%, 07/01/17	545,655
300,000	Puerto Rico Electric Power Authority, Series TT (RB)
	5.00%, 07/01/21 (A)	313,884
500,000	Puerto Rico Electric Power Authority, Series VV (RB) (FGIC) (NATL)
	5.25%, 07/01/24	538,435
500,000	Puerto Rico Hightways & Transportation Authority, Series N (RB)
	5.50%, 07/01/21	528,995
300,000	Puerto Rico Municipal Finance Agency, Series A (GO)
	5.25%, 08/01/23 (A)	308,070
250,000	Puerto Rico Municipal Finance Agency, Series A (GO) (AGM)
	5.00%, 08/01/22 (A)	260,980
500,000	Puerto Rico Public Buildings Authority, Government Facilities, Series P (RB) (COMWLTH GTD)
	5.75%, 07/01/18	555,580
500,000	University of Puerto Rico, Series P (RB)
	5.00%, 06/01/16	529,455

4,129,989

Rhode Island: 0.8%
955,000	Rhode Island Economic Development Corp., Transportation Department, Series A (RB) (AGO)
	5.25%, 06/15/20 (A)	1,105,021
250,000	Rhode Island State & Providence Plantations, Consolidated Capital Development Loan, Series C (GO) (NATL)
	5.00%, 11/15/25 (A)	269,795

1,374,816

South Carolina: 1.1%
710,000	Greenville County, South Carolina School District (RB) (AGO)
	5.00%, 12/01/25 (A)	748,886
625,000	South Carolina State Economic Development, Series A (GO)
	2.00%, 04/01/23 (A)	521,194
500,000	South Carolina State Economic Development, Series A (GO)
	4.00%, 04/01/22 (A)	546,025
250,000	South Carolina State Public Service Authority, Series B (RB) (NATL)
	5.00%, 01/01/22 (A)	274,785

2,090,890

Tennessee: 1.5%
500,000	Metropolitan Government of Nashville & Davidson County (GO)
	5.00%, 01/01/20 (A)	576,375
250,000	Metropolitan Government of Nashville & Davidson County, Series C (GO)
	5.00%, 02/01/21 (A)	274,058
250,000	Tennessee Energy Acquisition Corp., Series A (RB)
	5.25%, 09/01/23	253,775
500,000	Tennessee Energy Acquisition Corp., Series A (RB)
	5.25%, 09/01/17	522,645
645,000	Tennessee Energy Acquisition Corp., Series C (RB)
	5.00%, 02/01/21	650,766
500,000	Tennessee State, Series B (GO)
	4.50%, 08/01/23 (A)	537,805

2,815,424

Texas: 6.1%
250,000	Cypress-Fairbanks, Texas Independent School District (GO)
	5.00%, 02/15/23 (A)	274,103
250,000	EL Paso, Texas Hospital District, Series A (GO) (AGO)
	5.00%, 08/15/23 (A)	273,125
250,000	Houston, Texas Independent School District (GO)
	5.00%, 02/15/23 (A)	277,418
500,000	Houston, Texas Independent School District, Series B (GO)
	4.50%, 02/15/26 (A)	524,790
250,000	Houston, Texas Independent School District, Series B (GO)
	5.00%, 02/15/24 (A)	276,328
1,000,000	Houston, Texas Public Improvement Refunding, Series A (GO)
	5.00%, 03/01/23 (A)	1,126,040
250,000	Houston, Texas Public Improvement Refunding, Series E (GO) (AMBAC)
	5.00%, 03/01/21 (A)	276,743
250,000	Leander Independent School District (GO)
	4.85%, 08/15/23 (A) (B)	139,640
425,000	Lewisville Independent School District (GO)
	5.00%, 08/15/26 (A)	470,139
500,000	North East Independent School District (GO)
	5.00%, 02/01/20 (A)	555,835
250,000	North East Independent School District, Series A (GO)
	5.00%, 08/01/18 (A)	293,012
750,000	San Antonio, Texas Electric & Gas Systems (RB)
	5.00%, 02/01/25 (A)	817,095
555,000	San Antonio, Texas Electric & Gas Systems, (RB)
	5.00%, 02/01/20 (A)	597,691
5,000	San Antonio, Texas Electric & Gas Systems, Junior Lien (RB)
	5.00%, 02/01/20 (A)	5,857
400,000	San Antonio, Texas Electric & Gas Systems, Series A (RB)
	5.00%, 02/01/24 (A)	432,336
500,000	San Antonio, Texas Electric & Gas Systems, Series A (RB)
	5.25%, 02/01/23 (A)	575,690
500,000	San Antonio, Texas Electric & Gas Systems, Series D (RB)
	5.00%, 02/01/18	590,155
250,000	Tarrant County, Texas Cultural Educational Facilities Finance Corp., Texas Health Resources (RB)
	5.00%, 02/15/26 (A)	254,735
500,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply, Senior Lien Series A (RB)
	5.25%, 12/15/19	506,240
225,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply, Senior Lien Series A (RB)
	5.25%, 12/15/18	229,871
250,000	Texas State University System Financing (RB)
	5.25%, 03/15/24 (A)	280,252
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB)
	5.00%, 04/01/22 (A)	281,250
250,000	Texas Transportation Commission, State Highway Fund, First Tier, Series A (RB)
	5.00%, 04/01/19 (A)	285,327
500,000	Texas Water Development Board, Subordinate Lien, Series B (RB)
	5.00%, 07/15/18 (A)	580,640
500,000	University of Texas, Revenue Financing System, Series A (RB)
	5.25%, 08/15/24 (A)	577,050
500,000	University of Texas, Revenue Financing System, Series A (RB)
	5.00%, 08/15/24 (A)	570,775

11,072,137

Utah: 0.1%
250,000	Utah Transportation Authority Sales Tax Revenue, Series A (RB) (NATL)
	5.54%, 06/15/21 (A) (B)	152,238

Virginia: 1.3%
500,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB)
	5.00%, 02/01/19	593,000
250,000	Virginia Resources Authority Clean Water Revolving Fund (RB)
	5.00%, 10/01/18 (A)	294,850
250,000	Virginia State Public Building Authority, Public Facilities, Series B (RB)
	5.00%, 08/01/25 (A)	282,005
500,000	Virginia State Public Building Authority, Public Facilities, Series B (RB)
	4.50%, 08/01/25 (A)	524,335
200,000	Virginia State Public Building Authority, Public Facilities, Series B (RB)
	5.00%, 08/01/24 (A)	227,434
500,000	Virginia State Public Building Authority, School Financing, Series B (RB) (AGM)
	4.50%, 08/01/26 (A)	523,510

2,445,134

Washington: 3.3%
525,000	Energy Northwest, Washington Electric Revenue Refunding, Columbia State, Series A (RB)
	5.00%, 07/01/22 (A)	579,952
400,000	King County Washington Highline School District No. 401 (GO) (AGM) (SBG)
	5.25%, 12/01/25 (A)	446,600
250,000	King County Washington Highline School District No. 411 (GO) (AGM) (SBG)
	5.00%, 12/01/19 (A)	284,442
500,000	Pierce County, Washington School District, Series A (GO) (AGM) (SBG)
	5.00%, 12/01/17 (A)	569,700
250,000	Port Seattle, Washington, Series A (RB) (AMBAC)
	5.00%, 10/01/18 (A)	280,453
500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (AGM)
	5.00%, 07/01/21 (A)	556,625
500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (AGM)
	5.00%, 07/01/24 (A)	546,680
500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (AMBAC)
	5.00%, 07/01/23 (A)	555,370
200,000	Washington State, Series A (GO) (AMBAC)
	5.00%, 01/01/25 (A)	219,004
500,000	Washington State, Various Purpose, Series A (GO)
	5.00%, 01/01/22 (A)	571,420
500,000	Washington State, Various Purpose, Series A (GO) (AMBAC)
	5.00%, 01/01/20 (A)	565,675
500,000	Washington State, Various Purpose, Series C (GO)
	5.00%, 01/01/25 (A)	551,645
250,000	Washington State, Various Purpose, Series C (GO)
	5.00%, 02/01/17	294,115

6,021,681

West Virginia: 0.4%
500,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Hospital Revenue & Improvement, Series A (RB)
	5.50%, 09/01/25 (A)	512,050
225,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Hospital Revenue & Improvement, Series A (RB)
	5.125%, 09/01/21 (A)	235,375

747,425

Wisconsin: 1.7%
400,000	Central Brown County Water Authority (RB) (AMBAC)
	5.00%, 12/01/22 (A)	426,296
1,000,000	Milwaukee City, Series N1 (GO)
	5.00%, 02/01/17	1,171,160
250,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Health Care System (RB)
	5.25%, 08/15/17 (A)	262,903
25,000	Wisconsin State Transportation, Series A (RB) (AGM)
	5.25%, 07/01/16	29,521
775,000	Wisconsin State, General Annual Appropriation, Series A (RB)
	5.00%, 05/01/19	892,087
250,000	Wisconsin State, Series C (GO)
	5.00%, 05/01/23 (A)	278,452

3,060,419

Total Municipal Bonds (Cost: $173,226,259)	179,330,061

Number
of Shares
Money Market Fund: 0.3%
(Cost: $528,694)

528,694	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	528,694

Total Investments: 98.9% (Cost: $173,754,953)	179,858,755
Other assets less liabilities: 1.1%	1,951,112

NET ASSETS: 100.0%	$181,809,867

AGM                          Assured Guaranty Municipal Corp.
AGO             Assured Guaranty Ltd.
AMBAC      American Municipal Bond Assurance Corp.
BHAC          Berkshire Hathaway Assurance Corp.
CIFG             CDC Ixis Financial Guaranty
COMWLTH GTD Commonwealth Guaranteed
CP                 Certificate of Participation
FGIC             Financial Guaranty Insurance Co.
GO                General Obligation
NATL          National Public Finance Guarantee Corp.
Q-SBLF       Qualified School Board Loan Fund
RB                Revenue Bond
SAW           State Aid Withholding
SBG             School Board Guaranteed
TA              Tax Allocation
XLCA         Syncora Guarantee, Inc.
(A)                         Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(B)                          Zero Coupon Bond - the rate shown is the effective yield at purchase date
(C)                         Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	2.7%	$ 4,872,803
Bond Bank	0.6	1,146,265
Development	0.7	1,337,970
Education	4.5	8,113,627
Facilities	9.3	16,766,231
General Obligation	30.6	55,069,021
Higher Education	8.9	15,996,450
Medical	3.7	6,565,455
Pollution	0.8	1,349,088
Power	5.2	9,314,344
School District	9.8	17,670,842
Single Family Housing	0.6	1,012,885
Student Loan	0.9	1,576,855
Transportation	12.1	21,753,619
Utilities	3.4	6,023,251
Water	5.3	9,611,745
Money Market Fund	0.3	528,694
	100.0%	$ 179,858,755

The aggregate cost of investments owned for Federal income tax purposes is $173,723,620 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$ 6,179,157
Gross Unrealized Depreciation	(44,022)
Net Unrealized Appreciation	$ 6,135,135

The summary of inputs used to value investments as of July 31, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds:
Alaska	$ —	$ 509,945	$ —	$ 509,945
Arizona	—	3,369,522	—	3,369,522
California	—	25,970,956	—	25,970,956
Colorado	—	737,650	—	737,650
Connecticut	—	1,104,205	—	1,104,205
District of Columbia	—	254,563	—	254,563
Florida	—	11,953,815	—	11,953,815
Georgia	—	6,676,361	—	6,676,361
Hawaii	—	2,076,648	—	2,076,648
Idaho	—	587,005	—	587,005
Illinois	—	12,808,842	—	12,808,842
Indiana	—	2,461,220	—	2,461,220
Kentucky	—	1,696,350	—	1,696,350
Louisiana	—	285,375	—	285,375
Maryland	—	2,735,711	—	2,735,711
Massachusetts	—	4,462,213	—	4,462,213
Michigan	—	1,958,256	—	1,958,256
Minnesota	—	1,688,640	—	1,688,640
Missouri	—	2,479,375	—	2,479,375
Nebraska	—	1,076,320	—	1,076,320
Nevada	—	5,170,351	—	5,170,351
New Jersey	—	7,602,865	—	7,602,865
New Mexico	—	1,084,870	—	1,084,870
New York	—	31,955,509	—	31,955,509
Ohio	—	2,668,407	—	2,668,407
Oklahoma	—	285,193	—	285,193
Oregon	—	3,912,954	—	3,912,954
Pennsylvania	—	7,846,787	—	7,846,787
Puerto Rico	—	4,129,989	—	4,129,989
Rhode Island	—	1,374,816	—	1,374,816
South Carolina	—	2,090,890	—	2,090,890
Tennessee	—	2,815,424	—	2,815,424
Texas	—	11,072,137	—	11,072,137
Utah	—	152,238	—	152,238
Virginia	—	2,445,134	—	2,445,134
Washington	—	6,021,681	—	6,021,681
West Virginia	—	747,425	—	747,425
Wisconsin	—	3,060,419	—	3,060,419
Money Market Fund:	528,694	—	—	528,694
Total	$ 528,694	$ 179,330,061	$ —	$ 179,858,755

See Note to Schedules of Investments

LONG MUNICIPAL INDEX ETF
SCHEDULE OF INVESTMENTS
July 31, 2010 (unaudited)

VE
Principal Amount	Value
MUNICIPAL BONDS: 98.8%
Alabama: 0.8%
$500,000	Birmingham, Alabama Capital Improvement and Refunding, Series A (GO) (AMBAC)
	4.50%, 12/01/29 (A)	$493,615

Alaska: 0.9%
250,000	Alaska State Housing Corp. General Housing, Series A (RB) (FGIC)
	5.25%, 12/01/34 (A)	252,483
250,000	Alaska State Housing Corp. Home Mortgage, Series A (RB)
	5.00%, 12/01/29 (A)	258,760

511,243

Arizona: 1.7%
250,000	Arizona Health Facilities Authority, Series D (RB)
	5.50%, 01/01/38 (A)	257,647
250,000	Mesa, Arizona Industrial Development Authority, Clark County Detention Facility Project (RB)
	5.00%, 09/01/39 (A)	250,773
250,000	Mesa, Arizona Utility System, Second Series (RB) (FGIC) (NATL)
	4.50%, 07/01/28 (A)	253,700
250,000	Salt Verde Financial Corp. (RB)
	5.00%, 12/01/32	229,070

991,190

California: 18.6%
250,000	Alameda, California Corridor Transportation Authority, Series A (RB) (AMBAC)
	6.30%, 10/01/30 (B)	64,960
500,000	Anaheim, California Public Financing Authority, Electricity Distribution Facilities (RB) (NATL)
	4.50%, 10/01/32 (A)	493,070
500,000	Anaheim, California Public Financing Authority, Lease Revenue, Project A-1 (RB) (FGIC) (NATL)
	5.00%, 09/01/34 (A)	487,675
250,000	Bay Area Toll Authority, Series F (RB)
	5.00%, 04/01/31 (A)	259,965
500,000	California Health Facilities Financing Authority (RB)
	5.00%, 04/01/37 (A)	478,680
250,000	California State (GO)
	4.875%, 12/01/33 (A)	240,710
500,000	California State (GO)
	4.50%, 08/01/30 (A)	456,625
250,000	California State Public Works Board (RB)
	5.00%, 11/01/29 (A)	259,747
500,000	California State University Systemwide, Series A (RB) (AGM)
	5.00%, 11/01/39 (A)	518,140
375,000	California State Various Purpose (GO)
	5.75%, 04/01/31 (A)	397,245
500,000	California State Various Purpose (GO)
	5.50%, 11/01/39 (A)	511,960
500,000	California Statewide Community Development Authority - Health Facilities (RB)
	5.00%, 03/01/30 (A)	489,590
300,000	Chabot-Los Positas, California Community College (GO) (AMBAC)
	5.00%, 08/01/29 (A)	311,148
500,000	Desert Community College District, Election of 2004, Series C (GO) (AGM)
	5.00%, 08/01/37 (A)	512,740
250,000	Eastern Municipal Water District, California Water & Sewer, Series H (CP)
	5.00%, 07/01/33 (A)	259,917
500,000	Golden State Tobacco Securitization Corp., Series A-1 (RB)
	5.125%, 06/01/47 (A)	322,165
250,000	Grossmont-Cuyamaca, California Community College District, Election 2002, Series C (GO) (AGO)
	5.79%, 08/01/30 (B)	77,878
1,000,000	Kern Community College, Safety, Repair & Improvement District (GO) (AGM)
	6.19%, 11/01/30 (B)	298,080
250,000	Los Angeles, California Community College District, Election of 2001, Series A (GO) (FGIC) (NATL)
	5.00%, 08/01/32 (A)	258,182
250,000	Los Angeles, California Community College District, Election of 2001, Series E-1 (GO)
	5.00%, 08/01/33 (A)	257,128
250,000	Los Angeles, California Department of Water & Power System, Sub-Series A-1 (RB) (AGM)
	5.00%, 07/01/35 (A)	257,660
250,000	Los Angeles, California Unified School District, Series A (GO) (NATL)
	4.50%, 01/01/28 (A)	240,923
500,000	Los Angeles, California Unified School District, Series B (GO) (AMBAC)
	4.50%, 07/01/31 (A)	466,680
250,000	Los Angeles, California Unified School District, Series E (GO) (AMBAC)
	5.00%, 07/01/30 (A)	256,325
250,000	Sacramento, California Sanitation District Financing Authority (RB) (FGIC) (NATL)
	5.00%, 12/01/36 (A)	258,138
500,000	Sacramento, California Sanitation District Financing Authority (RB) (NATL)
	5.00%, 08/01/35 (A)	515,570
1,000,000	San Diego Unified School District, Election 2008, Series A (GO)
	5.54%, 07/01/29 (B)	342,990
250,000	San Francisco, California Bay Area Rapid Transportation District, Series A (RB) (NATL)
	5.00%, 07/01/34 (A)	258,442
270,000	San Mateo County, California Transportation, Series A (RB) (NATL)
	4.75%, 06/01/34 (A)	270,791
250,000	Santa Clara Valley, California Water Distribution, Series A (CP) (NATL)
	5.00%, 06/01/37 (A)	257,705
250,000	Stockton, California Public Financing Authority, Series A (RB)
	5.25%, 09/01/31 (A)	198,208
250,000	Ventura County, California Community College District, Election 2002, Series B (GO) (NATL)
	5.00%, 08/01/28 (A)	258,807
250,000	West Valley Mission Community College District, Election 2004-A (GO) (AGM)
	5.00%, 08/01/30 (A)	260,900
250,000	William S. Hart, California High School District, Election 2001, Series B (GO) (AGM)
	6.38%, 09/01/28 (B)	87,670

10,886,414

Colorado: 1.3%
250,000	Adams County, Colorado FHA Insured Mortgage-Platte Valley Medical Center (RB) (FHA) (NATL)
	5.00%, 02/01/31 (A)	243,743
500,000	Colorado Health Facilities Authority, Sister of Charity of Leavenworth Health System, Series A (RB)
	5.00%, 01/01/40 (A)	501,990

745,733

District of Columbia: 1.3%
750,000	District of Columbia, Children's Hospital Obligated Group (RB) (AGM)
	5.25%, 07/15/45 (A)	755,302

Florida: 5.5%
250,000	Jacksonville, Florida Better Jacksonville Sales Tax Revenue (RB)
	5.00%, 10/01/30 (A)	261,220
250,000	Miami-Dade County, Florida Building Better Communities Program, Series A (GO) (AGO)
	5.00%, 07/01/38 (A)	257,727
250,000	Miami-Dade County, Florida Expressway Authority (RB) (AMBAC)
	5.00%, 07/01/39 (A)	250,115
500,000	Miami-Dade County, Florida Miami International Airport, Series B (RB) (AGM)
	5.00%, 10/01/41 (A)	500,630
250,000	Miami-Dade County, Florida School Board, Series A (CP) (FGIC) (NATL)
	5.00%, 05/01/32 (A)	240,055
250,000	Palm Beach County, Florida Public Improvement (RB)
	5.00%, 05/01/33 (A)	263,425
900,000	Palm Beach County, Florida Public Improvement, Series 2 (RB)
	5.375%, 11/01/28 (A)	984,114
250,000	University of Central Florida Convocation Corp., Series A (CP) (FGIC) (NATL)
	5.00%, 10/01/35 (A)	235,003
250,000	University of Northern Florida Financing Corp. (RB) (FGIC) (NATL)
	5.00%, 11/01/32 (A)	251,490

3,243,779

Georgia: 3.0%
250,000	Atlanta, Georgia Water & Wastewater System (RB) (AGM)
	5.00%, 11/01/43 (A)	251,308
500,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB)
	5.25%, 02/15/34 (A)	488,765
325,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB)
	5.50%, 02/15/45 (A)	321,028
250,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series B (RB)
	5.25%, 02/15/45 (A)	252,422
425,000	Georgia Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Third Indenture, Series A (RB)
	5.00%, 07/01/39 (A)	447,453

1,760,976

Illinois: 4.8%
500,000	Chicago, Illinois Project and Refunding, Series A (GO) (AGM)
	4.75%, 01/01/30 (A)	503,775
500,000	Chicago, Illinois Project and Refunding, Series B (GO) (AGM)
	5.00%, 01/01/28 (A)	521,610
500,000	Chicago, Illinois Project and Refunding, Series C (GO) (NATL)
	5.00%, 01/01/29 (A)	519,735
250,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB)
	5.75%, 11/15/37 (A)	250,417
500,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB)
	5.75%, 11/15/33 (A)	504,090
500,000	University of Chicago, Illinois Finance Authority (RB)
	5.00%, 07/01/46 (A)	517,685

2,817,312

Indiana: 2.2%
250,000	Carmel Industrial Redevelopment Authority (RB)
	5.00%, 02/01/29 (A)	259,717
250,000	Indiana Health & Educational Facility Financing Authority, Senior Series 2006 B-5 (RB)
	5.00%, 11/15/36 (A)	254,700
700,000	Indianapolis Local Public Improvement, Waterworks Project, Series A (RB) (AGO)
	5.50%, 01/01/38 (A)	765,954

1,280,371

Kansas: 0.9%
250,000	Burlington, Kansas Pollution Control, Project A (RB) (NATL)
	5.30%, 06/01/31 (A)	258,448
250,000	Kansas State Development Finance Authority, Hospital Revenue-Adventist Health System/Sunbelt Obligated Group, Series C (RB)
	5.75%, 11/15/34 (A)	275,470

533,918

Kentucky: 0.9%
250,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes, Series B (RB)
	5.00%, 10/01/27 (A)	267,502
250,000	Louisville & Jefferson County, Kentucky Metro Government Health, Jewish Hospital & Saint Mary's Health Care (RB)
	6.125%, 02/01/37 (A)	260,188

527,690

Louisiana: 0.9%
250,000	Louisiana Public Facilities Authority, 19th Judicial District Court (RB) (FGIC) (NATL)
	5.375%, 06/01/32 (A)	259,737
250,000	St. John, Louisiana Marathon Oil Corp. Project, Series A (RB)
	5.125%, 06/01/37 (A)	242,018

501,755

Maryland: 0.9%
500,000	Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins University, Series A (RB)
	5.25%, 07/01/38 (A)	541,995

Massachusetts: 4.7%
250,000	Massachusetts Bay Transportation Authority, Series A (RB)
	5.00%, 07/01/30	284,082
500,000	Massachusetts Development Finance Agency, Boston College Issue, Series P (RB)
	5.00%, 07/01/42 (A)	520,710
500,000	Massachusetts State College Building Authority, Series A (RB) (AMBAC)
	5.00%, 05/01/41 (A)	518,895
150,000	Massachusetts State Consolidated Loan, Series B (GO)
	5.00%, 07/01/29 (A)	169,046
250,000	Massachusetts State Health & Educational Facilities Authority, Caregroup, Series E-1 (RB)
	5.00%, 07/01/28 (A)	253,895
500,000	Massachusetts State School Building Authority, Dedicated Sales Tax, Series A (RB) (AGM)
	5.00%, 08/15/30 (A)	525,365
500,000	Massachusetts State Water Resource Authority, Series A (RB) (AGM)
	4.50%, 08/01/46 (A)	501,115

2,773,108

Michigan: 1.3%
250,000	Detroit, Michigan Water Supply System, Senior Lien, Series C (RB) (AGM)
	5.00%, 07/01/33 (A)	245,637
250,000	Michigan State Building Authority (RB) (FGIC) (NATL)
	5.15%, 10/15/28 (A) (B)	89,268
225,000	Michigan State Building Authority, Series I (RB) (AMBAC)
	5.00%, 10/15/33 (A)	223,457
250,000	Michigan State Hospital Financing Authority, Henry Ford Health System, Series A (RB)
	5.25%, 11/15/46 (A)	229,952

788,314

Missouri: 1.2%
460,000	Missouri State Health & Educational Facilities, Series A (RB)
	5.50%, 11/15/39 (A)	465,755
250,000	Missouri State Health & Educational Facilities, Series A (RB)
	5.00%, 06/01/36 (A)	252,725

718,480

Nebraska: 0.4%
250,000	Nebraska Public Power District, Series C (RB) (FGIC) (NATL)
	5.00%, 01/01/41 (A)	255,330

New Hampshire: 0.9%
500,000	New Hampshire Municipal Bond Bank, Series B (RB)
	5.00%, 08/15/39 (A)	528,685

New Jersey: 5.9%
500,000	New Jersey Economic Development Authority - School Facilities, Series U (RB) (AMBAC)
	5.00%, 09/01/37 (A)	519,285
750,000	New Jersey Environmental Infrastructure Trust, Series A (RB)
	4.00%, 09/01/27 (A)	758,242
625,000	New Jersey State (GO)
	5.00%, 06/01/27 (A)	683,700
500,000	New Jersey State Tobacco Settlement Financing Corp. (RB)
	5.00%, 06/01/41 (A)	329,150
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) (AGO)
	5.50%, 12/15/38 (A)	555,850
1,000,000	New Jersey State Transportation Trust Fund Authority, Series A (RB)
	5.88%, 12/15/33 (B)	261,750
915,000	New Jersey State Transportation Trust Fund Authority, Series A (RB)
	5.90%, 12/15/28 (B)	336,025

3,444,002

New Mexico: 0.9%
500,000	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Series A (RB)
	5.125%, 08/01/35 (A)	516,175

New York: 14.6%
125,000	Hudson Yards Infrastructure Corp. New York, Series A (RB)
	5.00%, 02/15/47 (A)	121,126
750,000	Liberty New York Development Corp., Goldman Sachs Headquarters (RB)
	5.25%, 10/01/35	769,020
250,000	Metropolitan Transportation Authority, New York Dedicated Tax Fund, Series B (RB)
	5.00%, 11/15/34 (A)	262,282
250,000	New York City Industrial Development Agency - Yankee Stadium (RB) (NATL)
	5.00%, 03/01/36 (A)	246,090
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series FF-2 (RB)
	5.00%, 06/15/40 (A)	526,675
250,000	New York City Refunding, Series G (GO)
	5.00%, 12/01/33 (A)	259,423
250,000	New York Convention Center Development Corp., Hotel Unit Fee Secured (RB) (AMBAC)
	5.00%, 11/15/44 (A)	252,058
250,000	New York Convention Center Development Corp., Hotel Unit Fee Secured (RB) (AMBAC)
	5.00%, 11/15/35 (A)	252,058
750,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB)
	5.125%, 01/15/44 (A)	755,842
350,000	New York State Dormitory Authority, Columbia University (RB)
	5.00%, 07/01/31 (A)	377,016
500,000	New York State Dormitory Authority, Columbia University, Series A (RB)
	5.00%, 07/01/38 (A)	538,865
250,000	New York State Dormitory Authority, FIT Student Housing Corp. (RB) (FGIC) (NATL)
	5.25%, 07/01/29	256,648
250,000	New York State Dormitory Authority, Non State Supported Debt, Hudson Valley Hospital Center (RB) (AGM) (FHA)
	5.00%, 08/15/36 (A)	255,643
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
	5.00%, 03/15/31 (A)	528,525
470,000	New York State Dormitory Authority, State Personal Income Tax, Series F (RB)
	5.00%, 03/15/30 (A)	491,418
325,000	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, Pooled Financing Program (RB)
	5.50%, 04/15/35	391,228
375,000	New York State Thruway Authority, Series G (RB) (AGM)
	5.00%, 01/01/30 (A)	391,380
500,000	New York State Urban Development Corp., Series A (RB)
	5.00%, 12/15/27 (A)	541,540
250,000	New York State Urban Development Corp., Series A (RB)
	5.00%, 12/15/26 (A)	273,130
500,000	New York State Urban Development Corp., Series A (RB) (FGIC) (NATL)
	5.25%, 03/15/34 (A)	523,385
500,000	Port Authority of New York & New Jersey, Series 160 (RB)
	4.125%, 09/15/32 (A)	503,955

8,517,307

North Carolina: 0.9%
250,000	Charlotte, North Carolina NASCAR Hall of Fame Facilities, Series C (CP)
	5.00%, 06/01/39 (A)	263,663
250,000	Charlotte, North Carolina Water & Sewer System, Series A (RB)
	5.00%, 07/01/31 (A)	265,055

528,718

Ohio: 0.7%
500,000	Buckeye Ohio Tobacco Settlement Financing Authority (RB)
	5.875%, 06/01/30 (A)	395,585

Oklahoma: 1.3%
250,000	Oklahoma Development Finance Authority, St. John Health System (RB)
	5.00%, 02/15/42 (A)	243,420
500,000	Tulsa County, Oklahoma Industrial Authority, St. Francis Health System (RB)
	4.60%, 12/15/31 (A)	490,635

734,055

Oregon: 0.6%
800,000	Marion & Polk Counties, Oregon Salem-Keizer School District No.24, Series B (GO) (SBG)
	4.82%, 06/15/28 (B)	347,056

Pennsylvania: 1.3%
250,000	Pennsylvania State Higher Education (RB) (NATL)
	4.50%, 04/01/36 (A)	241,853
250,000	Pennsylvania State Turnpike Commission, Sub-Series A (RB) (AGO)
	5.00%, 06/01/39 (A)	252,827
250,000	Pennsylvania State Turnpike Commission, Sub-Series B (RB)
	5.25%, 06/01/39 (A)	256,550

751,230

Puerto Rico: 1.4%
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series A (RB) (AMBAC)
	6.93%, 07/01/43 (B)	27,075
250,000	Puerto Rico Electric Power Authority, Series VV (RB) (NATL)
	5.25%, 07/01/29	261,642
250,000	Puerto Rico Housing Finance Authority, Capital Fund Modernization Program (RB)
	5.125%, 12/01/27 (A)	258,453
285,000	Puerto Rico Sales Tax Financing Corp., Sub-Series A (RB)
	5.25%, 08/01/27 (A)	297,024

844,194

South Carolina: 2.8%
350,000	Berkeley County, South Carolina School District, Securing Assets for Education (RB)
	5.125%, 12/01/30 (A)	357,073
250,000	Kershaw County, South Carolina Public School Foundation (RB) (CIFG)
	5.00%, 12/01/31 (A)	244,213
500,000	South Carolina Public Service Authority, Series A (RB) (NATL)
	5.00%, 01/01/39 (A)	521,860
500,000	South Carolina Transportation Infrastructure Bank, Series B (RB) (AMBAC)
	4.50%, 10/01/31 (A)	502,645

1,625,791

Tennessee: 0.8%
425,000	Rutherford County, Tennessee Health & Educational Facilities Board, Ascension Health Senior Credit Group, Series C (RB)
	5.00%, 11/15/40 (A)	438,991

Texas: 12.3%
250,000	Waco Texas Education Finance Corp., Baylor University, Series C (RB)
	5.00%, 03/01/36 (A)	260,055
250,000	Alamo, Texas Community College District (GO) (FGIC) (NATL)
	4.50%, 08/15/33 (A)	252,098
250,000	Dallas, Texas Area Rapid Transportation, Senior Lien (RB) (AMBAC)
	5.00%, 12/01/32 (A)	261,418
250,000	Dallas, Texas Area Rapid Transportation, Senior Lien (RB)
	5.25%, 12/01/43 (A)	263,592
500,000	Dallas, Texas Waterworks & Sewer System Improvement (RB) (AGM)
	5.00%, 10/01/30 (A)	525,210
250,000	Denton, Texas Independent School District, School Building (GO)
	5.00%, 08/15/27 (A)	271,242
250,000	El Paso County, Texas Hospital District, Series A (GO) (AGO)
	5.00%, 08/15/28 (A)	263,860
500,000	El Paso, Texas Independent School District, School Building (GO)
	5.00%, 08/15/29 (A)	538,305
250,000	Fort Bend, Texas Independent School District (GO)
	5.00%, 08/15/27 (A)	275,317
500,000	Harris County, Texas Toll Road-Senior Lien, Series A (RB) (NATL)
	5.00%, 08/15/29 (A)	524,910
500,000	Houston, Texas Combined Utility System, First Lien (RB) (AGM)
	5.00%, 11/15/35 (A)	513,965
250,000	Houston, Texas Combined Utility System, First Lien Series A (RB) (AGM)
	5.00%, 11/15/27 (A)	269,240
500,000	Houston, Texas Higher Education Finance Corp., Rice University Project, Series A (RB)
	5.00%, 05/15/40 (A)	532,610
500,000	Houston, Texas Higher Education Finance Corp., Rice University Project, Series B (RB)
	4.50%, 11/15/37 (A)	503,675
500,000	Houston, Texas Public Improvement Refunding, Series A (GO)
	5.375%, 03/01/38 (A)	539,110
500,000	North Texas Thruway Authority (RB) (AGO)
	6.69%, 01/01/36 (B)	119,890
250,000	Prosper, Texas Independent School District, School Building (GO)
	5.00%, 02/15/41 (A)	259,148
250,000	SA Energy Acquisition Public Facility Corp. (RB)
	5.50%, 08/01/27	256,400
225,000	Texas A&M University, Permanent University, Series A (RB)
	5.25%, 07/01/28 (A)	264,964
500,000	Texas Transportation Commision, Mobility Fund, Series A (GO)
	4.75%, 04/01/35 (A)	505,170

7,200,179

Virginia: 1.3%
195,000	Virginia College Building Authority, Regent University (RB)
	5.00%, 06/01/36 (A)	164,820
570,000	Virginia College Building Authority, Series A (RB) (SAW)
	4.50%, 09/01/27 (A)	595,616

760,436

Washington: 1.8%
250,000	Port of Seattle, Washington, Series A (RB)
	5.25%, 05/01/27 (A)	271,885
250,000	Seattle, Washington Solid Waste Revenue & Refunding (RB) (NATL)
	5.00%, 02/01/29 (A)	264,462
500,000	Seattle, Washington Water System Improvement & Refunding (RB)
	5.00%, 02/01/28 (A)	540,490

1,076,837

Total Municipal Bonds (Cost: $55,268,667)	57,835,766

Number
of Shares
Money Market Fund: 0.1%
(Cost: $29,427)

29,427	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	29,427

Total Investments: 98.9% (Cost: $55,298,094)	57,865,193
Other assets less liabilities: 1.1%	647,715

NET ASSETS: 100.0%	$58,512,908

AGM           Assured Guaranty Municipal Corp.
AGO            Assured Guaranty Ltd.
AMBAC    American Municipal Bond Assurance Corp.
CIFG          CDC Ixis Financial Guaranty
CP               Certificate of Participation
FGIC          Financial Guaranty Insurance Co.
FHA          Federal Housing Association
GO             General Obligation
NATL       National Public Finance Guarantee Corp.
RB              Revenue Bond
SAW         State Aid Withholding
SBG           School Board Guaranteed
(A)            Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(B)            Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	0.9%	$ 500,630
Bond Bank	2.2	1,294,639
Development	4.4	2,533,680
Education	2.4	1,368,931
Facilities	10.9	6,300,101
General Obligation	16.1	9,314,201
Higher Education	12.3	7,098,295
Housing	0.4	252,483
Medical	13.4	7,730,822
Multifamily Housing	0.4	258,453
Nursing Homes	2.2	1,272,192
Pollution	1.1	655,691
Power	2.6	1,531,902
School District	5.3	3,085,656
Single Family Housing	0.4	258,760
Tobacco Settlement	1.8	1,046,900
Transportation	12.3	7,120,053
Utilities	2.2	1,255,277
Water	8.6	4,957,100
Money Market Fund	0.1	29,427
	100.0%	$57,865,193

The aggregate cost of investments owned for Federal income tax purposes is $55,259,807 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$ 2,777,587
Gross Unrealized Depreciation	(172,201)
Net Unrealized Appreciation	$ 2,605,386

The summary of inputs used to value investments as of July 31, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds:
Alabama	$ —	$ 493,615	$ —	$ 493,615
Alaska	—	511,243	—	511,243
Arizona	—	991,190	—	991,190
California	—	10,886,414	—	10,886,414
Colorado	—	745,733	—	745,733
District of Columbia	—	755,302	—	755,302
Florida	—	3,243,779	—	3,243,779
Georgia	—	1,760,976	—	1,760,976
Illinois	—	2,817,312	—	2,817,312
Indiana	—	1,280,371	—	1,280,371
Kansas	—	533,918	—	533,918
Kentucky	—	527,690	—	527,690
Louisiana	—	501,755	—	501,755
Maryland	—	541,995	—	541,995
Massachusetts	—	2,773,108	—	2,773,108
Michigan	—	788,314	—	788,314
Missouri	—	718,480	—	718,480
Nebraska	—	255,330	—	255,330
New Hampshire	—	528,685	—	528,685
New Jersey	—	3,444,002	—	3,444,002
New Mexico	—	516,175	—	516,175
New York	—	8,517,307	—	8,517,307
North Carolina	—	528,718	—	528,718
Ohio	—	395,585	—	395,585
Oklahoma	—	734,055	—	734,055
Oregon	—	347,056	—	347,056
Pennsylvania	—	751,230	—	751,230
Puerto Rico	—	844,194	—	844,194
South Carolina	—	1,625,791	—	1,625,791
Tennessee	—	438,991	—	438,991
Texas	—	7,200,179	—	7,200,179
Virginia	—	760,436	—	760,436
Washington	—	1,076,837	—	1,076,837
Money Market Fund:	29,427	—	—	29,427
Total	$ 29,427	$ 57,835,766	$ —	$ 57,865,193

See Note to Schedules of Investments

PRE-REFUNDED MUNICIPAL INDEX ETF
SCHEDULE OF INVESTMENTS
July 31, 2010 (unaudited)

VE
Principal Amount	Value
MUNICIPAL BONDS: 98.7%
Alabama: 2.3%
$250,000	Birmingham, Alabama Waterworks & Sewer Board, Series B (RB) (NATL)
	5.00%, 01/01/43 (A)	$277,152
500,000	Birmingham, Alabama, Series B (GO) (AMBAC)
	5.00%, 12/01/32 (A)	552,800

829,952

Arizona: 2.0%
500,000	Arizona School Facilities Board, Series A (CP) (NATL)
	5.25%, 09/01/15 (A)	560,550
125,000	Arizona School Facilities Board, State School Improvement (RB)
	5.25%, 07/01/17 (A)	136,740

697,290

California: 14.0%
250,000	California Infrastructure & Economic Development Bay Area Toll Bridges, First Lien Series A (RB) (AGM)
	4.10%, 07/01/12	268,263
250,000	California State (GO)
	5.00%, 11/01/18 (A)	264,808
875,000	California State (GO)
	5.125%, 02/01/27 (A)	1,008,647
250,000	California Water Resources Department Power Supply, Series A (RB) (AMBAC)
	5.375%, 05/01/18 (A)	274,740
350,000	Clovis California Unified School District, Election 2004-Series A (GO) (FGIC) (NATL)
	3.983%, 08/01/19 (B)	273,543
500,000	Foothill/Eastern Transportation Corridor Agency California, Senior Lien Series A (RB)
	3.55%, 01/01/20 (B)	383,480
550,000	Los Angeles Community College District, Election 2001-Series A (GO) (NATL)
	5.50%, 08/01/17 (A)	578,693
250,000	Los Angeles Unified School District, Election 2002-Series A (GO) (AGM)
	5.25%, 07/01/20 (A)	283,932
450,000	Los Angeles Unified School District, Election 2002-Series A (GO) (NATL)
	5.375%, 07/01/17 (A)	512,698
250,000	Sacramento County, California Sanitation District Financing Authority, Series A (RB) (AMBAC)
	5.00%, 12/01/35 (A)	294,545
500,000	Southern California Tobacco Securitization Authority, Asset Backed, Series B (RB)
	6.00%, 06/01/43 (A)	551,245
250,000	University of California, Multiple Purpose Projects, Series Q (RB) (AGM)
	5.00%, 09/01/17 (A)	265,290

4,959,884

Colorado: 0.8%
250,000	Colorado Department of Transportation Revenue (RB)
	5.375%, 06/15/13 (A)	275,753

Connecticut: 1.5%
500,000	Connecticut State, Series B (GO)
	5.50%, 06/15/18 (A)	547,695

Florida: 1.5%
250,000	Collier County, Florida School Board (CP) (AGM)
	5.375%, 02/15/21 (A)	269,160
250,000	Orange County, Florida Tourist Development Tax Revenue (RB) (AMBAC)
	5.50%, 10/01/32 (A)	271,053

540,213

Georgia: 3.1%
250,000	Georgia State Series D (GO)
	5.00%, 11/01/14 (A)	264,745
500,000	Georgia State, Series B (GO)
	5.125%, 05/01/15 (A)	542,330
250,000	Georgia State, Series D (GO)
	5.00%, 07/01/18 (A)	290,740

1,097,815

Hawaii: 2.0%
500,000	Hawaii State Series CX (GO) (AGM)
	5.50%, 02/01/15 (A)	538,670
150,000	Hawaii State Series CZ (GO) (AGM)
	5.25%, 07/01/15 (A)	163,937

702,607

Illinois: 7.5%
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Greater Chicago (GO)
	5.00%, 12/01/35 (A)	599,205
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Series C (GO)
	5.375%, 12/01/14 (A)	557,755
750,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (AGM)
	5.00%, 01/01/26 (A)	890,880
500,000	Illinois State Toll Highway Authority, Senior Priority Series A-2 (RB) (AGM)
	5.00%, 01/01/31 (A)	593,920

2,641,760

Kentucky: 2.3%
500,000	Kentucky State Property & Buildings Commission, No. 69 Series A (RB) (FSA)
	5.25%, 08/01/15 (A)	524,745
250,000	Kentucky State Property & Buildings Commission, No. 85 (RB) (AGM)
	5.00%, 08/01/25 (A)	295,097

819,842

Maryland: 1.7%
500,000	Maryland State & Local Facilities Loan, Capital Improvement, First Series A (GO)
	5.00%, 02/15/19 (A)	586,430

Massachusetts: 4.7%
650,000	Massachusetts Bay Transportation Authority, Series A (RB)
	5.00%, 07/01/25 (A)	767,045
250,000	Massachusetts State Consolidated Loan, Series C (GO)
	5.00%, 09/01/25 (A)	296,500
500,000	Massachusetts State Water Resources Authority, Series A (RB)
	6.50%, 07/15/19	615,820

1,679,365

Michigan: 3.8%
450,000	Detroit, Michigan City School District, Wayne County School Building & Site Improvement, Series A (GO) (AGM) (Q-SBLF)
	5.50%, 05/01/21 (A)	488,551
250,000	Detroit, Michigan Sewer Disposal, Senior Lien Series A (RB) (AGM)
	5.00%, 07/01/26 (A)	281,743
500,000	Detroit, Michigan Water Supply System Revenue, Second Lien-Series B (RB) (NATL)
	5.25%, 07/01/32 (A)	566,310

1,336,604

Minnesota: 1.7%
250,000	Minneapolis, Minnesota Health Care System, Series A (RB)
	5.75%, 11/15/32 (A)	280,150
300,000	Minnesota Public Facilities Authority, Water Pollution Control, Series A (RB)
	5.00%, 03/01/19 (A)	322,386

602,536

Nevada: 2.9%
500,000	Clark County, Nevada Bond Bank (GO) (NATL)
	5.00%, 06/01/32 (A)	552,800
410,000	Clark County, Nevada School District, Series D (GO) (NATL)
	5.00%, 06/15/16 (A)	469,393

1,022,193

New Jersey: 20.1%
250,000	Garden State Preservation Trust, Open Space & Farmland Preservation, Series A (RB) (AGM)
	5.25%, 11/01/18 (A)	286,915
500,000	Garden State Preservation Trust, Open Space & Farmland Preservation, Series A (RB) (AGM)
	5.25%, 11/01/16 (A)	573,830
350,000	New Jersey Economic Development Authority, School Facilities Construction, Series F (RB) (FGIC)
	5.25%, 06/15/16 (A)	396,784
375,000	New Jersey Economic Development Authority, School Facilities Construction, Series F (RB)
	5.00%, 06/15/28 (A)	422,464
585,000	New Jersey Economic Development Authority, School Facilities Construction, Series G (RB) (NATL)
	5.00%, 09/01/17 (A)	664,461
1,000,000	New Jersey Economic Development Authority, School Facilities Construction, Series I (RB)
	5.25%, 09/01/24 (A)	1,179,820
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB)
	5.75%, 06/15/15	606,900
500,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC)
	5.25%, 06/15/18 (A)	595,130
500,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC)
	5.25%, 06/15/16 (A)	595,130
600,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) (AMBAC)
	5.00%, 06/15/18 (A)	705,540
1,000,000	New Jersey Tobacco Settlement Financing Corp., Asset Backed (RB)
	6.125%, 06/01/42 (A)	1,104,770

7,131,744

New York: 3.5%
525,000	New York City, Series G (GO)
	5.75%, 08/01/16 (A)	581,663
285,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL)
	6.00%, 04/01/20	361,568
250,000	New York Metropolitan Transportation Authority, Transit Facilities Service Contract, Series 8 (RB)
	5.375%, 07/01/21 (A)	285,223

1,228,454

North Carolina: 0.3%
100,000	Charlotte-Mecklenburg Hospital Authority, North Carolina Health Care, Series A (RB)
	5.00%, 01/15/45 (A)	116,976

Ohio: 4.0%
500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (AGM)
	5.00%, 12/01/31 (A)	571,600
500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (AGM)
	5.25%, 12/01/14 (A)	575,705
250,000	Cleveland, Ohio Waterworks, Series K (RB) (FGIC)
	5.25%, 01/01/21 (A)	267,377

1,414,682

Oregon: 1.5%
250,000	Deschutes County, Oregon Hospital Facilities Authority, Cascade Health Services, Inc. (RB)
	5.40%, 01/01/17 (A)	267,905
250,000	Oregon State Department Transportation Highway User Tax, Series A (RB)
	5.125%, 11/15/26 (A)	276,608

544,513

Pennsylvania: 3.9%
500,000	Pennsylvania State Public School Building Authority, Philadelphia School District (RB) (AGM) (SAW)
	5.00%, 06/01/33 (A)	561,680
500,000	Philadelphia, Pennsylvania School District, Series B (GO) (FGIC) (SAW)
	5.625%, 08/01/13 (A)	551,140
250,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (FGIC)
	5.25%, 11/01/22 (A)	276,852

1,389,672

Puerto Rico: 2.4%
750,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO)
	5.00%, 07/01/33 (A)	847,552

Rhode Island: 3.1%
500,000	Rhode Island Depositors Economic Protection Corp., Series B (RB) (NATL)
	5.80%, 08/01/12	551,295
500,000	Rhode Island Health & Educational Building Corp., Lifespan Obligated Group (RB)
	6.50%, 08/15/32 (A)	559,340

1,110,635

South Carolina: 1.0%
325,000	Greenville, South Carolina, Building Equity Sooner For Tomorrow, Installment Purchase (RB)
	6.00%, 12/01/20 (A)	370,048

Tennessee: 1.6%
500,000	Shelby County, Tennessee Health Educational & Housing Facilities Board, Methodist Health (RB)
	6.50%, 09/01/26 (A)	561,185

Texas: 1.6%
250,000	Dallas, Texas Waterworks & Sewer System (RB)
	5.00%, 10/01/15 (A)	284,445
250,000	Harris County, Texas Senior Lien-Toll Road (RB) (AGM)
	5.375%, 08/15/23 (A)	275,343

559,788

Utah: 1.6%
250,000	Utah State, Series A (GO)
	5.25%, 07/01/14 (A)	273,480
250,000	Utah Transit Authority, Sales Tax Revenue, Series B (RB) (AGM)
	4.75%, 06/15/35 (A)	294,403

567,883

Wisconsin: 2.3%
250,000	Wisconsin Health & Education Facilities Authority, Wheaton Franciscan Services, Inc. (RB)
	5.75%, 08/15/25 (A)	273,075
500,000	Wisconsin State Transportation, Series 1 (RB) (AMBAC)
	5.75%, 07/01/17 (A)	551,205

824,280

Total Municipal Bonds (Cost: $34,153,259)	35,007,351

Number
of Shares
Money Market Fund: 0.3%(Cost: $102,176)

102,176	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	102,176

Total Investments: 99.0% (Cost: $34,255,435)	35,109,527
Other assets less liabilities: 1.0%	347,473

NET ASSETS: 100.0%	$35,457,000

AGM         Assured Guaranty Municipal Corp.
AMBAC  American Municipal Bond Assurance Corp.
CP             Certificate of Participation
FGIC              Financial Guaranty Insurance Co.
FSA          Financial Security Assurance Inc.
GO           General Obligation
NATL      National Public Finance Guarantee Corp.
Q-SBLF   Qualified School Board Loan Fund
RB           Revenue Bond
SAW            State Aid Withholding
(A)          Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(B)          Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Development	4.0%	$ 1,412,040
Education	9.0	3,170,316
Facilities	3.1	1,090,895
General Obligation	25.8	9,048,451
Higher Education	1.1	382,266
Medical	5.5	1,941,655
Power	0.8	274,740
School District	14.6	5,117,953
Tobacco Settlement	4.7	1,656,015
Transportation	22.0	7,726,389
Water	9.1	3,186,631
Money Market Fund	0.3	102,176
	100.0%	$ 35,109,527

The aggregate cost of investments owned for Federal income tax purposes is $34,255,391 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$ 854,136
Gross Unrealized Depreciation	-
Net Unrealized Appreciation	$ 854,136

The summary of inputs used to value investments as of July 31, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds:
Alabama	$—	$ 829,952	$ —	$ 829,952
Arizona	—	697,290	—	697,290
California	—	4,959,884	—	4,959,884
Colorado	—	275,753	—	275,753
Connecticut	—	547,695	—	547,695
Florida	—	540,213	—	540,213
Georgia	—	1,097,815	—	1,097,815
Hawaii	—	702,607	—	702,607
Illinois	—	2,641,760	—	2,641,760
Kentucky	—	819,842	—	819,842
Maryland	—	586,430	—	586,430
Massachusetts	—	1,679,365	—	1,679,365
Michigan	—	1,336,604	—	1,336,604
Minnesota	—	602,536	—	602,536
Nevada	—	1,022,193	—	1,022,193
New Jersey	—	7,131,744	—	7,131,744
New York	—	1,228,454	—	1,228,454
North Carolina	—	116,976	—	116,976
Ohio	—	1,414,682	—	1,414,682
Oregon	—	544,513	—	544,513
Pennsylvania	—	1,389,672	—	1,389,672
Puerto Rico	—	847,552	—	847,552
Rhode Island	—	1,110,635	—	1,110,635
South Carolina	—	370,048	—	370,048
Tennessee	—	561,185	—	561,185
Texas	—	559,788	—	559,788
Utah	—	567,883	—	567,883
Wisconsin	—	824,280	—	824,280
Money Market Fund:	102,176	—	—	102,176
	$ 102,176	$ 35,007,351	$ —	$ 35,109,527

See Note to Schedules of Investments

SHORT MUNICIPAL INDEX ETF
SCHEDULE OF INVESTMENTS
July 31, 2010 (unaudited)

VE
Principal Amount	Value
MUNICIPAL BONDS: 98.6%
Alabama: 0.9%
$500,000	Alabama State Public School & College Authority, Capital Improvement Bond (RB)
	5.00%, 12/01/15	$583,930
250,000	Alabama State Public School & College Authority, Capital Improvement Bond (RB)
	5.00%, 12/01/11	264,630

848,560

Arizona: 3.1%
500,000	Arizona State Salt River Project Agricultural Improvement & Power District, Series B (RB)
	4.00%, 01/01/16	557,805
250,000	Arizona State School Facilities Board, Series A-1 (CP) (FGIC) (NATL)
	5.00%, 09/01/14	281,505
750,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB)
	5.00%, 07/01/15	870,675
250,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB)
	5.00%, 07/01/14	287,403
575,000	Arizona State Water Infrastructure Finance Authority, Series A (RB)
	5.00%, 10/01/14	670,743
305,000	Maricopa County, Arizona Community College District, Series C (GO)
	4.00%, 07/01/14	341,728

3,009,859

California: 11.1%
250,000	Alameda, California Corridor Transportation Authority, Sub Lien, Series A (RB) (AMBAC)
	5.43%, 10/01/13 (A)	223,983
250,000	Bay Area Infrastructure Financing Authority (RB) (XLCA)
	5.00%, 08/01/14 (B)	257,153
250,000	Bay Area Infrastructure Financing Authority (RB) (XLCA)
	5.00%, 08/01/13 (B)	250,568
500,000	Bay Area Infrastructure Financing Authority (RB) (XLCA)
	4.00%, 08/01/13 (B)	500,780
1,000,000	California State (GO)
	5.00%, 10/01/15	1,140,520
600,000	California State (GO)
	5.00%, 03/01/14	673,272
500,000	California State (GO)
	5.00%, 03/01/16	565,775
250,000	California State (GO)
	5.00%, 08/01/14	283,362
250,000	California State (GO)
	5.00%, 11/01/13	279,180
175,000	California State (GO)
	5.00%, 11/01/15	199,873
250,000	California State Economic Recovery, Series A (GO)
	5.00%, 07/01/11	260,322
500,000	California State Public Works Board, Series J (RB) (AMBAC)
	5.00%, 01/01/15	543,360
500,000	California State Public Works Board, Series J (RB) (AMBAC)
	5.00%, 01/01/14	542,460
250,000	California State University Systemwide, Series A (RB) (AGM)
	5.00%, 11/01/13	282,500
1,000,000	California Statewide Communities Development Authority (RB)
	5.00%, 06/15/13	1,096,260
500,000	California Statewide Communities Development Authority, Series A (RB)
	5.00%, 04/01/13	546,525
250,000	Los Angeles, California Metropolitan Transit Authority Sales Tax Refunding, 2nd Senior Series A (RB) (AGO)
	5.00%, 07/01/12	270,990
250,000	Los Angeles, California Public Works Financing Authority, Regional Park & Open Space District, Series A (NATL) (SA)
	5.00%, 10/01/13	281,260
710,000	Los Angeles, California Unified School District, Election 2005, Series C (GO) (AMBAC)
	5.00%, 07/01/14	807,163
500,000	Los Angeles, California Unified School District, Information Technology Projects, Series A (CP) (AMBAC)
	5.00%, 10/01/15	547,690
500,000	Regents of University of California Medical Center, Series D (RB)
	5.00%, 05/15/14	564,860
500,000	Riverside County, California State Public Safety Communication Project, Series A (CP) (AMBAC)
	5.00%, 11/01/14	552,325

10,670,181

Connecticut: 6.6%
1,010,000	Connecticut State Economic Recovery, Series A (GO)
	5.00%, 01/01/14	1,148,683
1,000,000	Connecticut State Economic Recovery, Series A (GO)
	3.00%, 01/01/15 (B)	1,038,720
500,000	Connecticut State Economic Recovery, Series A (GO)
	5.00%, 01/01/16	584,060
500,000	Connecticut State Economic Recovery, Series A (GO)
	5.00%, 01/01/12	532,925
260,000	Connecticut State Economic Recovery, Series A (GO)
	5.00%, 01/01/13	287,048
500,000	Connecticut State Economic Recovery, Series A (GO)
	4.00%, 01/01/14	551,910
400,000	Connecticut State Health & Educational Facility Authority, Yale University, Series A-4 (RB)
	5.00%, 07/01/49 (C)	465,176
250,000	Connecticut State Special Tax Obligation, Transportation Infrastructure, Series A (NATL) (ST)
	5.00%, 07/01/14	288,025
500,000	Connecticut State, Series B (GO)
	5.00%, 05/01/15	581,790
250,000	Connecticut State, Series B (GO)
	5.00%, 05/01/14	287,127
500,000	Connecticut State, Series C (GO)
	5.25%, 11/01/15	593,055

6,358,519

Delaware: 0.3%
250,000	Delaware State, Series A (GO)
	5.00%, 01/01/14	285,960

District of Columbia: 0.3%
250,000	Washington D.C. Convention Center Authority Dedicated Tax, Senior Lien, Series A (RB) (AMBAC)
	5.00%, 10/01/12	268,953

Florida: 7.6%
500,000	Citizens Property Insurance Corp., Senior Secured High Risk Account - A (RB) (NATL)
	5.00%, 03/01/14	526,530
750,000	Citizens Property Insurance Corp., Senior Secured High Risk Account - A (RB) (NATL)
	5.00%, 03/01/13	784,417
250,000	Citizens Property Insurance Corp., Senior Secured High Risk Account - A (RB) (NATL)
	5.00%, 03/01/12	260,695
500,000	Florida Environmental Protection Department, Series C (RB)
	4.00%, 07/01/11	516,440
1,500,000	Florida Hurricane Catastrophe Fund Finance Corp., Series A (RB)
	5.00%, 07/01/13	1,605,405
1,000,000	Florida Hurricane Catastrophe Fund Finance Corp., Series A (RB)
	5.00%, 07/01/15	1,080,660
250,000	Florida State Board of Education Lottery, Series A (RB) (AMBAC)
	5.00%, 07/01/13	277,905
250,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO)
	5.00%, 06/01/15	288,935
975,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO)
	5.25%, 06/01/14	1,122,576
250,000	Hillsborough County, Florida Community Investment Tax (RB) (AMBAC)
	5.00%, 11/01/13	281,217
250,000	Hillsborough County, Florida Industrial Development (RB) (AMBAC)
	5.00%, 12/01/34 (C)	262,088
250,000	Miami-Dade County, Florida School Board, Series A (CP) (AMBAC)
	5.00%, 08/01/12	266,495

7,273,363

Georgia: 1.2%
250,000	Augusta, Georgia Water & Sewerage Refunding (RB) (AGM)
	5.00%, 10/01/13	281,260
450,000	Georgia State Road & Tollway Authority (RB) (NATL)
	5.00%, 06/01/15	524,178
250,000	Georgia State, Series A (GO)
	5.00%, 09/01/15	295,285

1,100,723

Hawaii: 0.5%
375,000	Hawaii State, Series DJ (GO) (AMBAC)
	5.00%, 04/01/15	435,668

Illinois: 9.4%
100,000	Chicago Housing Authority (RB) (AGM)
	5.00%, 07/01/13	109,324
250,000	Chicago, Illinois, Board of Education, Series D (GO) (AGM)
	5.00%, 12/01/13	278,617
250,000	Chicago, Illinois, O'Hare International Airport, 3rd Lien, Series B (RB) (FGIC) (NATL)
	5.25%, 01/01/15	277,420
250,000	Chicago, Illinois, O'Hare International Airport, Passenger Facility Charge, Series A (RB) (AGM)
	5.00%, 01/01/15	278,137
125,000	Chicago, Illinois, O'Hare International Airport, Passenger Facility Charge, Series A (RB) (AGM)
	5.00%, 01/01/14	137,728
250,000	Chicago, Illinois, Series A (GO) (AGM)
	5.00%, 01/01/14	279,760
800,000	Chicago, Illinois, Transportation Authority, Capital Grant (RB) (AMBAC)
	5.00%, 06/01/13	868,336
250,000	Dupage County, Illinois, Transportation Revenue (RB) (AGM)
	5.00%, 01/01/16 (B)	278,695
500,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB)
	5.25%, 05/15/15	531,165
500,000	Illinois State (GO)
	5.00%, 01/01/14	545,890
220,000	Illinois State (GO) (AGM)
	5.00%, 09/01/14	243,338
1,000,000	Illinois State (GO)
	5.00%, 01/01/16	1,094,950
500,000	Illinois State (GO)
	5.00%, 01/01/15	549,225
500,000	Illinois State (GO) (AGM)
	5.00%, 01/01/15	552,520
250,000	Illinois State, Series A (GO)
	5.00%, 06/01/13	270,208
500,000	Illinois State, Series A (GO)
	3.50%, 09/01/12	516,815
500,000	Illinois State, Series A (GO)
	3.50%, 09/01/14	523,005
250,000	Illinois State, Series A (GO)
	5.00%, 06/01/11	258,720
500,000	Illinois State, Series A (GO)
	3.50%, 09/01/15	516,445
500,000	Illinois State, Series B (GO)
	5.00%, 01/01/15	549,225
300,000	Illinois State, Series B (GO)
	5.00%, 01/01/13	321,345

8,980,868

Kentucky: 0.1%
100,000	Kentucky State Property & Buildings Commission (RB) (FGIC) (NATL)
	5.00%, 11/01/11	105,383

Louisiana: 0.3%
300,000	Louisiana State Citizen's Property Insurance Corp., Series B (RB) (AMBAC)
	5.25%, 06/01/14	318,516

Maryland: 0.6%
500,000	Anne Arundel County, Maryland Consolidated General Improvement (GO)
	5.00%, 03/01/14	573,480

Massachusetts: 2.2%
100,000	Massachusetts Bay Transportation Authority, Series A (RB)
	5.00%, 07/01/15	117,381
500,000	Massachusetts School Building Authority, Sales Tax, Series A (RB)
	5.00%, 05/15/15	579,425
1,000,000	Massachusetts State Commonwealth, Loan Series A (GO)
	5.00%, 05/01/14	1,146,920
250,000	Massachusetts State, Series B (GO)
	5.00%, 08/01/13	280,977

2,124,703

Michigan: 2.2%
250,000	Detroit, Michigan City School District, School Building and Site Improvement (GO) (AGM) (Q-SBLF)
	5.00%, 05/01/15	273,903
1,145,000	Detroit, Michigan Sewage Disposal System, Senior Lien, Series C (RB) (FGIC) (NATL)
	5.25%, 07/01/16	1,261,343
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series B (RB)
	5.00%, 11/15/15	569,420

2,104,666

Minnesota: 2.9%
1,000,000	Hennepin County, Minneapolis, Series B (GO)
	4.00%, 12/01/14	1,131,650
500,000	Minnesota State (GO)
	5.00%, 08/01/11	523,715
500,000	Minnesota State, Series F (GO)
	4.00%, 08/01/13	550,175
500,000	Minnesota State, Series H (GO)
	5.00%, 11/01/14	586,260

2,791,800

Mississippi: 0.9%
750,000	Madison County, Mississippi Development Bank, Highway Construction Project (RB) (FGIC) (NATL)
	5.00%, 01/01/15	847,860

Missouri: 0.9%
300,000	Kansas City Municipal Assistance Corp., H. Roe Bartle Convention Center, Series A (RB) (FGIC) (NATL)
	5.00%, 04/15/15	338,712
515,000	Mississippi Highways & Transportation Commission, Series A (RB)
	2.25%, 05/01/15	536,455

875,167

Nebraska: 0.9%
250,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB)
	5.00%, 12/01/14	260,835
250,000	Nebraska Public Power District, Series B (RB) (AGM)
	5.00%, 01/01/14	281,185
250,000	Nebraska Public Power District, Series B (RB) (AGM)
	5.00%, 01/01/13	273,860

815,880

Nevada: 0.9%
250,000	Clark County, Nevada School District, Series B (GO)
	5.00%, 06/15/14	282,622
250,000	Clark County, Nevada School District, Series B (GO)
	5.00%, 06/15/13	275,993
250,000	Henderson, Nevada Health Care Facilities, Catholic Health Care West, Series C (RB)
	4.00%, 07/01/12	259,170

817,785

New Jersey: 5.5%
1,000,000	Hudson County, New Jersey (GO) (CIFG)
	4.25%, 09/01/15	1,126,590
600,000	New Jersey Economic Development Authority, Cigarette Tax (RB) (FGIC)
	5.00%, 06/15/13	623,634
475,000	New Jersey Economic Development Authority, School Facilities Construction, Series O (RB)
	5.25%, 03/01/15	540,156
500,000	New Jersey Higher Education Assistance Authority, Student Loan, Series 1A (RB)
	5.00%, 12/01/15	548,080
370,000	New Jersey State, Series N (GO) (FGIC) (NATL)
	5.50%, 07/15/13	419,739
1,000,000	New Jersey State, Series O (GO)
	5.00%, 08/01/15	1,162,490
750,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A (RB) (NATL)
	5.25%, 12/15/14	862,192

5,282,881

New York: 18.1%
250,000	Metropolitan Transportation Authority, Series A (RB)
	5.00%, 11/15/27 (C)	276,970
575,000	Metropolitan Transportation Authority, Series B (RB)
	5.00%, 11/15/13	640,935
275,000	Metropolitan Transportation Authority, Series C-2 (RB)
	4.00%, 11/15/14	300,525
550,000	Nassau County, New York, Series F (GO)
	4.00%, 10/01/14	613,701
240,000	New York City Industrial Development Agency, Yankee Stadium (RB) (NATL)
	5.00%, 03/01/14	256,320
500,000	New York City Transitional Finance Authority, Sub Series A-1 (RB)
	5.00%, 08/01/13	562,590
750,000	New York City Transitional Finance Authority, Sub Series A-1 (RB)
	5.00%, 05/01/15	870,067
500,000	New York City Transitional Finance Authority, Sub Series D (RB)
	5.00%, 11/01/15	586,235
500,000	New York City Transitional Finance Authority, Sub Series D (RB)
	5.00%, 11/01/12	550,445
1,000,000	New York City Transitional Finance Authority, Sub Series E (RB)
	3.00%, 11/01/14	1,078,950
250,000	New York City, Series A-1 (GO)
	4.00%, 08/01/12	266,083
500,000	New York City, Series E (GO)
	4.00%, 08/01/14	551,115
500,000	New York City, Series K (GO)
	5.00%, 08/01/13	557,390
500,000	New York City, Series K (GO)
	4.00%, 08/01/14	551,115
340,000	New York State Dormitory Authority, City University System, Series A (RB)
	4.00%, 07/01/14	370,790
500,000	New York State Dormitory Authority, Consolidated Service Contract, Series A (RB)
	4.00%, 07/01/13	541,090
250,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
	5.00%, 03/15/14	285,500
1,600,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
	3.00%, 02/15/13	1,695,872
250,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
	5.00%, 03/15/13	278,345
500,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
	5.00%, 12/15/14	584,255
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
	5.00%, 06/15/13	561,915
500,000	New York State Dormitory Authority, State Personal Income Tax, Series G (RB)
	5.00%, 03/15/15	577,965
725,000	New York State Dormitory Authority, State Personal Tax, Series C (RB)
	5.00%, 12/15/12	803,198
250,000	New York State Environmental Facilities Corp., State Personal Income, Series A (RB)
	5.00%, 12/15/13	286,035
475,000	New York State Local Government Assistance Corp., Senior Lien, Series C (RB)
	5.00%, 04/01/13	529,098
250,000	New York State Thruway Authority, General Revenue, Series H (RB) (NATL)
	5.00%, 01/01/14	279,495
250,000	New York State Thruway Authority, General Revenue, Series H (RB) (NATL)
	5.00%, 01/01/13	272,358
125,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB)
	5.00%, 04/01/13	139,060
250,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB)
	2.25%, 04/01/12	257,258
450,000	New York State Thruway Authority, State Personal Income Tax, Series A (RB)
	5.00%, 03/15/15	520,168
260,000	New York State Urban Development Corp., Service Contract, Series A (RB)
	5.00%, 01/01/14	292,061
250,000	New York State Urban Development Corp., State Personal Income Tax, Series A-1 (RB)
	5.00%, 12/15/12	276,965
500,000	New York State Urban Development Corp., State Personal Income Tax, Series C (RB)
	5.00%, 12/15/13	572,070
500,000	New York State, Series A (GO)
	3.00%, 03/01/16	532,235

17,318,174

North Carolina: 2.8%
325,000	North Carolina State, Series A (GO)
	5.00%, 03/01/15	380,133
810,000	North Carolina, Capital Improvement, Series A (RB)
	5.00%, 05/01/15	942,500
450,000	North Carolina, Infrastructure Financing Corp., Series A (CP)
	5.00%, 02/01/14	512,946
250,000	North Carolina, Infrastructure Financing Corp., Series A (CP) (AGM)
	5.00%, 05/01/14	286,930
500,000	Wake County, North Carolina, Series D (GO)
	4.00%, 02/01/15	563,375

2,685,884

Ohio: 3.5%
500,000	Columbus, Ohio State, Series D (GO)
	5.00%, 12/15/14	585,185
400,000	Hamilton County, Ohio Sales Tax, Subordinate Series A (RB) (AMBAC)
	4.50%, 12/01/15	437,968
250,000	Ohio State Common Schools, Series D (GO)
	5.00%, 09/15/13	281,895
750,000	Ohio State Department of Administrative Services, Series A (CP) (NATL)
	5.00%, 09/01/13	832,657
300,000	Ohio State Highway Capital Improvement, Series J (GO)
	5.00%, 05/01/13	334,359
250,000	Ohio State Major New State Infrastructure Project, Series 2007-1 (RB) (AGM)
	5.00%, 06/15/14	286,780
250,000	Ohio State University, Series A (RB)
	5.00%, 12/01/13	282,358
250,000	Ohio State, Series C (GO)
	5.00%, 09/15/15	291,975

3,333,177

Pennsylvania: 3.7%
400,000	Allegheny County, Pennsylvania Hospital Development Authority, Pittsburgh University Medical Center, Series A (RB)
	5.00%, 05/15/14	443,780
400,000	Allegheny County, Pennsylvania Hospital Development Authority, Pittsburgh University Medical Center, Series A (RB)
	5.00%, 09/01/13	442,168
1,000,000	Pennsylvania State Commonwealth, First Series (GO)
	5.00%, 05/15/15	1,166,890
850,000	Pennsylvania State Turnpike Commission, Registration Fee Revenue, Series A (RB) (AGM)
	5.00%, 07/15/15	972,553
500,000	Philadelphia Pennsylvania Gas Works, Seventh Series (RB) (AMBAC)
	5.00%, 10/01/15	536,315

3,561,706

Puerto Rico: 4.6%
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series C (RB) (AMBAC)
	5.50%, 07/01/13	268,285
250,000	Puerto Rico Commonwealth, Government Development, Series B (RB)
	5.00%, 12/01/14	270,975
500,000	Puerto Rico Commonwealth, Government Development, Series B (RB)
	5.00%, 12/01/15	540,920
250,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO)
	5.00%, 07/01/34 (B)	291,268
750,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) (AGO)
	5.00%, 07/01/15	824,797
425,000	Puerto Rico Electric Power Authority, Series QQ (RB) (XLCA)
	5.25%, 07/01/14	473,956
200,000	Puerto Rico Electric Power Authority, Series SS (RB) (NATL)
	5.00%, 07/01/14	221,174
75,000	Puerto Rico Electric Power Authority, Series UU (RB) (NATL)
	4.00%, 07/01/14	80,144
250,000	Puerto Rico Public Buildings Authority, Government Facilities, Series J (RB) (COMWLTH GTD)
	5.00%, 07/01/28 (B) (C)	261,190
300,000	Puerto Rico Public Buildings Authority, Government Facilities, Series M (RB) (COMWLTH GTD)
	5.75%, 07/01/15	332,901
575,000	Puerto Rico Sales Tax Financing Corp., Sales Tax, First Sub-Series A (RB)
	5.00%, 08/01/39 (C)	602,036
250,000	Puerto Rico Sales Tax Financing Corp., Sales Tax, First Sub-Series A (RB)
	3.75%, 08/01/15	271,803

4,439,449

South Carolina: 0.3%
250,000	Greenville County, South Carolina School District Installment (RB)
	5.00%, 12/01/11	262,855

Texas: 3.0%
250,000	Houston, Texas Independent School District (GO)
	5.00%, 02/15/14	286,385
250,000	Houston, Texas Utility System, Combined 1st Lien Series A (RB) (AGM)
	5.25%, 11/15/14	292,690
500,000	Texas A&M University, Revenue Financing System, Series D (RB)
	5.00%, 05/15/12	540,485
250,000	Texas Municipal Gas Acquisition & Supply Corp., Senior Lien Series A (RB)
	5.00%, 12/15/14	257,685
500,000	Texas Public Finance Authority, Series A (GO)
	5.00%, 10/01/15	587,090
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB)
	5.00%, 04/01/14	286,997
125,000	Texas Transportation Commission, State Highway Fund, First Tier (RB)
	4.00%, 04/01/13	135,983
415,000	Texas Water Development Board, State Revolving Fund, Sub-Series B (RB)
	5.625%, 07/15/14	487,691

2,875,006

Virginia: 3.0%
500,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW)
	5.00%, 04/01/14	576,340
750,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW)
	5.00%, 10/01/11	791,085
125,000	Loudoun County, Virginia, Series B (GO) (SAW)
	5.00%, 12/01/13	142,768
500,000	Virginia Commonwealth Transportation Board, Federal Highway Anticipation Note (RB)
	5.00%, 10/01/13	564,355
250,000	Virginia Commonwealth Transportation Board, Federal Highway Anticipation Note (RB)
	5.00%, 10/01/12	273,437
500,000	Virginia State, Series A (GO)
	5.00%, 06/01/13	561,680

2,909,665

Washington: 0.6%
250,000	Port Seattle, Washington Intermediate Lien, Series A (RB) (NATL)
	5.25%, 03/01/14	282,232
250,000	Washington State (GO)
	5.00%, 01/01/13	276,198

558,430

Wisconsin: 0.6%
525,000	Wisconsin State, Series C (GO)
	3.00%, 05/01/13	556,700

Total Municipal Bonds (Cost: $92,164,883)	94,391,821

Number
of Shares
Money Market Fund: 0.5%
(Cost: $490,017)

490,017	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	490,017

Total Investments: 99.1% (Cost: $92,654,900)	94,881,838
Other assets less liabilities: 0.9%	847,713

NET ASSETS: 100.0%	$95,729,551

AGM                        Assured Guaranty Municipal Corp.
AGO                               Assured Guaranty Ltd.
AMBAC                        American Municipal Bond Assurance Corp.
CIFG                         CDC Ixis Financial Guaranty
COMWLTH GTD  Commonwealth Guaranteed
CP                            Certificate of Participation
FGIC                             Financial Guaranty Insurance Co.
GO                            General Obligation
NATL                     National Public Finance Guarantee Corp.
Q-SBLF                  Qualified School Board Loan Fund
RB                           Revenue Bond
SA                          Special Assessment
SAW                     State Aid Withholding
ST                          Special Tax
XLCA                         Syncora Guarantee, Inc.
(A)                              Zero Coupon Bond - the rate shown is the effective yield at purchase date
(B)                         Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(C)                          Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	0.7%	$ 693,285
Development	4.9	4,692,768
Education	3.3	3,112,548
Facilities	6.5	6,187,537
General Obligation	44.0	41,769,293
Higher Education	10.3	9,726,809
Medical	4.1	3,896,383
Multifamily Housing	0.1	109,324
Pollution	0.6	543,305
Power	2.6	2,424,439
School District	4.7	4,445,390
Transportation	13.2	12,493,767
Utilities	0.5	518,520
Water	4.0	3,778,453
Money Market Fund	0.5	490,017
	100.0%	$94,881,838

The aggregate cost of investments owned for Federal income tax purposes is $92,643,448 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$ 2,258,226
Gross Unrealized Depreciation	(19,836)
Net Unrealized Appreciation	$ 2,238,390

The summary of inputs used to value investments as of July 31, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds:
Alabama	$—	$ 848,560	$—	$ 848,560
Arizona	—	3,009,859	—	3,009,859
California	—	10,670,181	—	10,670,181
Connecticut	—	6,358,519	—	6,358,519
Delaware	—	285,960	—	285,960
District of Columbia	—	268,953	—	268,953
Florida	—	7,273,363	—	7,273,363
Georgia	—	1,100,723	—	1,100,723
Hawaii	—	435,668	—	435,668
Illinois	—	8,980,868	—	8,980,868
Kentucky	—	105,383	—	105,383
Louisiana	—	318,516	—	318,516
Maryland	—	573,480	—	573,480
Massachusetts	—	2,124,703	—	2,124,703
Michigan	—	2,104,666	—	2,104,666
Minnesota	—	2,791,800	—	2,791,800
Mississippi	—	847,860	—	847,860
Missouri	—	875,167	—	875,167
Nebraska	—	815,880	—	815,880
Nevada	—	817,785	—	817,785
New Jersey	—	5,282,881	—	5,282,881
New York	—	17,318,174	—	17,318,174
North Carolina	—	2,685,884	—	2,685,884
Ohio	—	3,333,177	—	3,333,177
Pennsylvania	—	3,561,706	—	3,561,706
Puerto Rico	—	4,439,449	—	4,439,449
South Carolina	—	262,855	—	262,855
Texas	—	2,875,006	—	2,875,006
Virginia	—	2,909,665	—	2,909,665
Washington	—	558,430	—	558,430
Wisconsin	—	556,700	—	556,700
Money Market Fund	490,017	—	—	490,017
Total	$ 490,017	$94,391,821	$—	$94,881,838

See Note to Schedules of Investments

EMERGING MARKETS LOCAL CURRENCY BOND ETF
SCHEDULE OF INVESTMENTS
July 31, 2010 (unaudited)

Principal Amount	Value
FOREIGN DEBT OBLIGATIONS: 95.2%
SOVEREIGN: 84.3%

Brazil: 4.5%

BRL	515,000	Brazil Letras do Tesouro Nacional
		11.98%, 07/01/12	$235,876
		Brazil Notas do Tesouro Nacional, Series F
BRL	400,000	10.00%, 01/01/12	224,683
BRL	1,000,000	10.00%, 01/01/13	550,019
BRL	1,200,000	10.00%, 01/01/21	607,024

			1,617,602

Colombia: 4.6%

		Colombia Government International Bonds
COP	689,000,000	7.75%, 04/14/21	417,786
COP	1,192,000,000	12.00%, 10/22/15	841,234
COP	500,000,000	Republic of Colombia
		9.85%, 06/28/27	365,215

			1,624,235

Egypt: 2.4%

EGP	4,980,000	Egypt Government International Bonds
		8.75%, 07/18/12	868,648

Germany: 0.2%

BRL	140,000	Kreditanstalt fuer Wiederaufbau
		12.00%, 11/03/10	79,874

Hungary: 4.6%

		Hungary Government Bonds
HUF	310,210,000	5.50%, 02/12/16	1,317,080
HUF	70,000,000	8.00%, 02/12/15	331,260

			1,648,340

Indonesia: 8.7%

		Indonesia Treasury Bonds
IDR	8,208,000,000	10.00%, 07/15/17	1,035,359
IDR	3,135,000,000	10.50%, 08/15/30	393,542
IDR	3,574,000,000	10.75%, 05/15/16	459,431
IDR	1,528,000,000	11.00%, 11/15/20	207,587
IDR	7,509,000,000	11.00%, 09/15/25	1,007,922
IDR	1,000,000	11.50%, 09/15/19	138

			3,103,979

Malaysia: 9.8%

		Malaysia Government Bonds
MYR	1,985,000	3.21%, 05/31/13	623,881
MYR	3,180,000	3.70%, 02/25/13	1,012,403
MYR	3,649,000	4.24%, 02/07/18	1,181,515
MYR	1,071,000	4.38%, 11/29/19	348,838
MYR	951,000	5.09%, 04/30/14	317,220

			3,483,857

Mexico: 4.8%

		Mexican Bonds
MXN	2,300,000	8.00%, 12/19/13	196,031
MXN	9,432,000	8.00%, 06/11/20	830,720
MXN	7,444,000	8.50%, 12/13/18	669,938

			1,696,689

Netherlands: 3.7%

		Rabobank Nederland N.V.
MXN	8,730,000	9.20%, 09/28/15	763,939
ZAR	3,800,000	11.00%, 07/23/12	550,399

			1,314,338

Peru: 4.1%

		Peru Government Bonds
PEN	1,000,000	6.90%, 08/12/37	377,981
PEN	650,000	6.95%, 08/12/31	239,481
PEN	1,590,000	7.84%, 08/12/20	653,340
PEN	464,000	8.20%, 08/12/26	195,549

			1,466,351

Poland: 9.6%

		Poland Government Bonds
PLN	4,741,000	5.00%, 10/24/13	1,544,848
PLN	5,542,000	6.25%, 10/24/15	1,871,761

			3,416,609

Russia: 4.8%

		Russian Federal Bonds
RUB	26,548,000	7.15%, 01/23/13	893,635
RUB	21,344,000	12.00%, 03/27/13	808,544

			1,702,179

South Africa: 4.7%

		South Africa Government Bonds
ZAR	9,150,000	6.25%, 03/31/36	972,239
ZAR	1,000,000	7.25%, 01/15/20	128,323
ZAR	3,510,000	10.50%, 12/21/26	567,238

			1,667,800

Thailand: 9.6%

		Thailand Government Bonds
THB	8,395,000	4.88%, 06/22/29	296,742
THB	10,211,000	5.13%, 03/13/18	354,474
THB	53,230,000	5.25%, 05/12/14	1,788,300
THB	26,678,000	5.85%, 03/31/21	1,002,562

			3,442,078

Turkey: 8.2%

		Turkey Government Bonds
TRY	1,895,600	10.00%, 01/09/13	1,303,893
TRY	520,000	10.00%, 04/10/13	360,117
TRY	1,706,400	14.00%, 09/26/12	1,252,191

			2,916,201

Total Sovereign (Cost: $29,889,997)	30,048,780

Supranational: 10.9%

		European Bank for Reconstruction & Development
MXN	6,000,000	7.30%, 08/20/13	489,467
BRL	1,130,000	9.25%, 09/10/12	646,424
		European Investment Bank
HUF	108,000,000	6.50%, 01/05/15	516,420
ZAR	8,760,000	8.00%, 10/21/13	1,225,258
BRL	2,300,000	9.06%, 10/22/19	583,573
		International Bank for Reconstruction & Development
MXN		8.25%, 06/24/11	253,450
BRL		9.50%, 03/02/17	173,210

Total Supranational (Cost: $3,884,514)			3,887,802

Total Foreign Debt Obligations (Cost: $33,774,511)			33,936,582

Number
of Shares

MONEY MARKET FUND: 0.2% (Cost: $62,751)

62,751	Dreyfus Government Cash Management Fund
		62,751

Total Investments: 95.4% (Cost: $33,837,262)		33,999,333
Other assets less liabilities: 4.6%		1,654,015

NET ASSETS: 100.0%	$35,653,348

BRL	Brazilian Real
COP	Colombian Peso
EGP	Egyptian Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Rouble
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

Summary of Investments by Sector (unaudited)	% of Investments	Value
Financial	4.1%	$1,394,212
Government	95.7	32,542,370
Money Market Fund	0.2	62,751
	100.0%	$33,999,333

The aggregate cost of investments owned for Federal income tax purposes is $33,837,262 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$ 205,584
Gross Unrealized Depreciation	(43,513)
Net Unrealized Appreciation	$ 162,071

The Fund had the following open forward foreign currency contracts as of July 31, 2010:

					Unrealized
Emerging Market	Contracts			Maturity	Appreciation /
Local Currency ETF	to Deliver	In Exchange for		Dates	(Depreciation)
IDR	2,045,750,000	USD	228,614	08/04/10	$ 154
USD	1,178,741	BRL	2,084,603	08/02/10	6,198
USD	226,602	BRL	399,000	08/03/10	33
USD	842,671	IDR	7,538,535,000	08/02/10	(235)
USD	2,005,871	IDR	18,009,135,000	08/03/10	5,641
USD	534,322	PLN	1,644,643	08/02/10	1,061
USD	337,251	PLN	1,036,000	08/03/10	(73)
USD	437,799	TRY	661,843	08/02/10	1,526
USD	357,597	TRY	538,720	08/04/10	(250)
Net unrealized appreciation on forward foreign currency contracts					$ 14,055

Currency type abbreviations:
BRL	Brazilian Real
IDR	Indonesian Rupiah
PLN	Polish Zloty
TRY	Turkish Lira
USD	United States Dollar

The summary of inputs used to value investments as of July 31, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Foreign Debt Obligations*	$—	$33,936,582	$—	$33,936,582
Money Market	62,751	—	—	62,751
Total	$ 62,751	$ 33,936,582	—	$33,999,333

* See Schedule of Investments for security type and geographic  sector breakouts

See Note to Schedules of Investments

Market Vectors ETF Trust
Note to Schedules of Investments
July 31, 2010 (unaudited)

Security Valuation-Tax-exempt securities (except for short-term debt securities and certain other investments) are valued by an outside independent pricing service. The service used a computerized grid matrix of tax-exempt securities and its own evaluations in determining what the service believes is the fair value of the portfolio securities. Each Fund believes that timely and reliable market quotations are generally not readily available to each Fund to value tax-exempt securities and the valuations that the pricing service supplies are more likely to approximate the fair value of the securities. U.S. municipal securities may be valued as of the announced closing time for trading in municipal instruments on any day that the Securities Industry and Financial Markets Association ("SIFMA") recommends an early closing time. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the close of the securities' primary market, are fair valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Money market fund investments are valued at net asset value. Forward foreign currency contracts are valued at the spot currency rate plus an amount ("points"), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not readily available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the "Adviser") appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value of these securities. Short-term investments held as collateral for securities loaned are valued at net asset value.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: September 29, 2010

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: September 29, 2010